First Quarter Report

May 31, 2005

ING Prime Rate Trust

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

ING Prime Rate Trust

FIRST QUARTER REPORT

May 31, 2005

Table of Contents

Portfolio Managers’ Report	2

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Statement of Cash Flows	10

Financial Highlights	11

Notes to Financial Statements	12

Portfolio of Investments	19

Additional Information	48

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ING Prime Rate Trust

 PORTFOLIO MANAGERS’ REPORT

Dear Shareholders:

ING Prime Rate Trust (the “Trust”) is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing in a professionally managed portfolio comprised primarily of senior loans.

PORTFOLIO CHARACTERISTICS AS OF MAY 31, 2005

Net Assets	$1,066,280,266
Total Assets	$2,087,323,795
Assets Invested in Senior Loans	$2,032,719,457
Senior Loans Represented	467
Average Amount Outstanding per Loan	$4,352,718
Industries Represented	38
Average Loan Amount per Industry	$53,492,617
Portfolio Turnover Rate	26%
Weighted Average Days to Interest Rate Reset	39
Average Loan Final Maturity	65 months
Total Leverage as a Percentage of Total Assets (including Preferred Shares)	47.14%

PEFORMANCE SUMMARY

The Trust declared $0.11 of dividends during the first fiscal quarter ended May 31, 2005. Based on the average month-end net asset value (“NAV”) per share of $7.35, this resulted in an annualized distribution rate of 5.98%(1) for the quarter. The Trust’s total return for the first fiscal quarter, based on NAV, was 0.01%, versus a total return on the S&P/LSTA Leveraged Loan Index of 0.59% for the same quarter. The total market value return (based on full reinvestment of dividends) for the Trust’s common shares during the first fiscal quarter was –5.08%.

MARKET OVERVIEW

After a succession of very strong quarters, the non-investment grade (“leveraged”) loan market re-trenched somewhat during the Trust’s first fiscal quarter, enduring a mid-May correction prompted chiefly by Standard & Poor’s downgrade of General Motors (“GM”) and Ford debt securities to non-investment grade. The impact of the ratings actions, while not directly affecting the Trust (as it did not hold any GM or Ford obligations during the period), rippled through the non-investment grade credit markets, and in turn, caused many non-traditional buyers of loans (e.g., hedge funds) to liquidate positions in order to ensure sufficient liquidity to meet potential redemptions. Occurring over a relatively condensed time period, such selling activity had a marked deflationary effect on loan prices. At the time, the resultant correction seemed an important inflection point: the loan market had clearly come a long way in a reasonably short period of time and was arguably somewhat expensive relative to historical experience. In retrospect, however, the pullback was fairly short-lived; loan prices have since recovered most of the lost ground, buoyed by a still low default environment and persistent investor demand for ultra-short duration floating rate, secured assets. Nonetheless, while brief, the correction proved somewhat beneficial as it refocused loan investors’ attention on the importance of structural integrity (i.e., proper covenant protections) and earning an appropriate risk-adjusted return for shareholders.

(1)         The distribution rate is calculated by annualizing dividends declared during the period and dividing the resulting annualized dividend by the Trust’s average month-end net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

ING Prime Rate Trust

 PORTFOLIO MANAGERS’ REPORT (continued)

PORTFOLIO OVERVIEW

With limited exception, as compared to the fiscal quarter ended February 28, 2005, the composition of the Trust’s portfolio remained statistically unchanged during the first fiscal quarter. As noted above, performance was adversely impacted by a reduction in loan bid levels, particularly prevalent in the larger, more actively traded loans, several of which comprise the Trust’s top holdings (see table at right for percentage holdings). Generally speaking, sector weightings and issuer concentrations did not vary materially from the prior quarter, save for the introduction into the portfolio of a select number of investments in new multi-billion dollar transactions. Specifically, positions were taken in loans issued by Metro-Goldwyn-Mayer Studios, Inc. (‘Ba3/B+’), one of the largest and most prolific producers/distributors of motion pictures and television programs, Fidelity National Information Solutions, Inc. (‘Ba3/BB’), a leading provider of technology solutions and information services to the financial services and real estate industries, and Kerr-McGee Corporation (‘Ba3/BB+’), a global energy and chemical company. (See table below for percentage holdings.) Each of these issuers is now considered a bellwether of their respective sector. The Trust’s continued underweight of the automotive sector was a positive contributor to quarterly results, as auto component suppliers continue to suffer directly from escalating raw material costs, and, indirectly but perhaps more significantly, from reduced demand/production of high margin vehicles and increasing foreign competition. As of May 31, 2005, the broad automotive sector represented roughly 3.5% of the Trust’s total assets under management (or approximately 2.1% if only direct automotive OEM supplier are considered), versus approximately 4.1% for the S&P/LSTA Leveraged Loan Index.

TOP TEN INDUSTRY SECTORS
AS OF MAY 31, 2005
AS A PERCENTAGE OF:

	TOTAL	NET
	ASSETS	ASSETS
North American Cable	8.8%	17.1%
Printing and Publishing	6.6%	12.9%
Healthcare, Education and Childcare	6.6%	12.8%
Leisure, Amusement, Entertainment	5.4%	10.5%
Buildings and Real Estate	5.1%	10.0%
Chemicals, Plastics and Rubber	5.0%	9.9%
Containers, Packaging and Glass	4.5%	8.8%
Oil and Gas	3.9%	7.7%
Retail Stores	3.9%	7.7%
Utilities	3.9%	7.6%

Portfolio holdings are subject to change daily.

TOP TEN SENIOR LOAN ISSUERS
AS OF MAY 31, 2005
AS A PERCENTAGE OF:

	TOTAL	NET
	ASSETS	ASSETS
Charter Communications Operating, LLC.	2.7%	5.2%
General Growth Properties, Inc.	1.7%	3.3%
Metro-Goldwyn-Mayer Studios, Inc.	1.6%	3.1%
Olympus Cable Holdings, LLC	1.3%	2.6%
Fidelity National	1.3%	2.6%
Century Cable Holdings, LLC	1.2%	2.4%
Community Health Systems, Inc.	1.2%	2.3%
Kerr-McGee Corporation	1.0%	2.0%
Dex Media West, LLC	1.0%	2.0%
Allied Waste North America, Inc.	0.9%	1.8%

Portfolio holdings are subject to change daily.

The Trust remains well diversified. As of May 31, 2005, the average individual loan position represented approximately 0.21% of total assets, while the average industry sector exposure accounted for roughly 2.56%. Both measures are essentially unchanged from the prior quarter-end.

USE OF LEVERAGE

The Trust utilizes financial leverage to seek to increase the yield to the holders of common shares. As of May 31, 2005, the Trust had $450 million of “Aaa/AAA(2)” rated cumulative auction rate preferred shares outstanding, and $534 million of borrowings outstanding under $625 million in available credit facilities. Total leverage, as a percentage of total assets (including preferred shares), was 47.14% at

ING Prime Rate Trust

 PORTFOLIO MANAGERS’ REPORT (continued)

period end. The use of leverage for investment purposes increases both investment opportunity and investment risk.

OUTLOOK

Looking ahead, the late-Spring swoon apparently behind us, the loan market and the Trust enter the middle of the year on reasonably strong footing. While the threat of a material dislocation caused by an event external to the loan and capital markets is ever-present, based on prevailing market conditions and indicators, we expect investor demand to remain robust over the intermediate term. Factors such as record oil prices and the expectation of slowing corporate earnings have, at least to this point, been comfortably offset by the strength of the housing sector and a steadily improving job market, thusly enabling economists to maintain a fairly healthy consensus GDP estimate for the balance of the year. Consequently, while there are clearly differing views, a growing number of Fed watchers are seemingly convinced the end of short-term rate hikes is not in sight yet. A further rise in rates, coupled with the expectation of continued low default rates, provides the ideal backdrop for favorable performance on the part of floating rate loans.

Investment Types

as of May 31, 2005

(as a percent of total investments)

Portfolio holdings are subject to change daily.

We thank you for your investment in ING Prime Rate Trust.

Jeffrey A. Bakalar	Daniel A. Norman
Senior Vice President	Senior Vice President
Senior Portfolio Manager	Senior Portfolio Manager
ING Investment Management Co.	ING Investment Management Co.

ING Prime Rate Trust

 PORTFOLIO MANAGERS’ REPORT (continued)

	Average Annual Total Returns for the Years Ended May 31, 2005
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	5.83%	6.88%	3.62%	5.58%
Based on Market Value	(5.04)%	8.38%	3.25%	5.87%
S&P/LSTA Leveraged Loan Index(a)	4.43%	5.19%	5.09%	—
Credit Suisse First Boston Leveraged Loan Index	4.89%	5.64%	5.02%	5.70%

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust’s performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

Assumes rights were exercised and excludes sales charges and commissions(b),(c)

(a)      Performance since inception for the index is 5.22% from January 1, 1997.

(b)      Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

(c)      On October 18, 1996, the Trust issued to its shareholders non-transferable rights which entitled the holders to subscribe for 18,122,963 shares of the Trust’s common stock at the rate of one share of common stock for each five rights held. On November 12, 1996, the offering expired and was fully subscribed. The Trust issued 18,122,963 shares of its common stock to exercising rights holders at a subscription price of $9.09. Offering costs of $6,972,203 were charged against the offering proceeds.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust’s NAV.

This report contains statements that may be “forward-looking” statements. Actual results could differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period of the report as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

 INDEX DESCRIPTIONS

The Credit Suisse First Boston Leveraged Loan Index is an unmanaged index of below investment grade loans designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. An investor cannot invest directly in an index.

The S&P/LSTA Leveraged Loan Index (“LLI”) is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor’s and the Loan Syndications & Trading Association (“LSTA”) conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

ING Prime Rate Trust

 PORTFOLIO MANAGERS’ REPORT (continued)

YIELDS AND DISTRIBUTIONS RATES

		Net Asset		Average	Average
		Value (“NAV”)	Market	Annualized	Annualized
	Prime	30-Day SEC	30-Day SEC	Distribution	Distribution
Quarter Ended	Rate	Yield(A)	Yield(A)	Rate at NAV(B)	Rate at Market(B)

May 31, 2005	6.00%	6.17%	6.48%	5.98%	6.15%
February 28, 2005	5.50%	6.84%	6.75%	5.80%	5.68%
November 30, 2004	5.00%	5.83%	5.80%	5.86%	5.62%
August 31, 2004	4.50%	6.03%	5.55%	5.74%	5.31%

(A)    Yield is calculated by dividing the Trust’s net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust’s yield consistent with the SEC standardized yield formula for investment companies.

(B)     The distribution rate is calculated by annualizing each monthly dividend, then averaging the annualized dividends declared for each month during the quarter and dividing the resulting average annualized dividend amount by the Trust’s average net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at the end of the period.

Principal Risk Factor(s): This closed-end Trust may invest in below investment grade senior loans. Investment in the Trust involves the risk that borrowers may default on obligations, or that lenders may have difficulty liquidating the collateral securing the loans or enforcing their rights under the terms of the senior loans. Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust’s NAV. The use of leverage for investment purposes increases both investment opportunity and investment risk. In the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the leverage.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Trust’s Common Shares. If short-term market interest rates fall, the yield on the Trust’s Common Shares will also fall. To the extent that the interest rate spreads on loans in the Trust’s portfolio experience a general decline, the yield on the Trust’s Common Shares will fall and the value of the Trust’s assets may decrease, which will cause the Trust’s NAV to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Trust’s portfolio, the impact of rising rates will be delayed to the extent of such lag.

ING Prime Rate Trust

 STATEMENT OF ASSETS AND LIABILITIES as of May 31, 2005 (Unaudited)

ASSETS:
Investments in securities at value (Cost $2,058,563,618)	$2,063,998,323
Cash	—
Receivables:
Investment securities sold	9,877,199
Interest	13,181,471
Other	47,743
Prepaid expenses	219,059
Total assets	2,087,323,795

LIABILITIES:
Notes payable	534,000,000
Payable for investments purchased	29,224,920
Deferred arrangement fees on senior loans	1,572,638
Dividends payable - preferred shares	150,593
Payable to affiliates	1,825,350
Payable to custodian for bank overdraft	1,687,901
Other accrued expenses and liabilities	2,582,127
Total liabilities	571,043,529
Preferred shares, $25,000 stated value per share at liquidation value (18,000 shares outstanding)	450,000,000
NET ASSETS	$1,066,280,266

Net assets value per common share outstanding (net assets less preferred shares at liquidation value, divided by 145,033,235 shares of beneficial interest authorized and outstanding, no par value)	$7.35

NET ASSETS CONSIST OF:
Paid-in capital	$1,343,955,826
Undistributed net investment income	4,363,936
Accumulated net realized loss on investments	(287,474,201)
Net unrealized appreciation of investments	5,434,705
NET ASSETS	$1,066,280,266

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 STATEMENT OF OPERATIONS for the three months ended May 31, 2005 (Unaudited)

INVESTMENT INCOME:
Interest	$28,855,746
Arrangement fees earned	337,333
Dividends	123,028
Other	781,148
Total investment income	30,097,255

EXPENSES:
Investment management fees	4,126,379
Administration fees	1,289,493
Transfer agent and registrar fees	33,764
Interest	4,417,751
Shareholder reporting expense	42,780
Custodian fees	245,364
Professional fees	301,731
Preferred Shares - Dividend disbursing agent fees	300,541
Insurance expense	11,457
Pricing expense	23,050
ICI fees	2,478
Postage expense	58,972
Trustee fees	14,089
Miscellaneous expense	75,395
Total expenses	10,943,244
Net investment income	19,154,011

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	1,290,896
Net change in unrealized appreciation or depreciation of investments	(17,902,181)
Net realized and unrealized loss on investments	(16,611,285)

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
From net investment income	(3,419,013)
Net decrease in net assets resulting from operations	$(876,287)

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Three Months Ended	Year Ended
	May 31,	February 28,
	2005	2005
FROM OPERATIONS:
Net investment income	$19,154,011	$62,675,310
Net realized gain (loss) on investments	1,290,896	(7,289,446)
Net change in unrealized appreciation or depreciation on investments	(17,902,181)	28,507,450
Distributions to preferred shareholders from net investment income	(3,419,013)	(7,597,393)
Net increase (decrease) in net assets resulting from operations	(876,287)	76,295,921

FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(15,591,922)	(59,700,239)
Total distributions to common shareholders	(15,591,922)	(59,700,239)

CAPITAL SHARE TRANSACTIONS:
Dividends reinvested for common shares	—	4,891,202
Sale of shares in connection with shelf offerings	—	50,936,150
Net increase from capital share transactions	—	55,827,352
Net increase (decrease) in net assets	(16,468,209)	72,423,034

NET ASSETS:
Beginning of period	1,082,748,475	1,010,325,441
End of period (including undistributed net investment income of $4,363,936 and $4,220,860, respectively)	$1,066,280,266	$1,082,748,475

SUMMARY OF CAPITAL SHARE TRANSACTIONS:
Shares issued in payment of distributions from net investment income	—	652,703
Shares sold in connection with shelf offering	—	6,742,261
Net increase in shares outstanding	—	7,394,964

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 STATEMENT OF CASH FLOWS for the three months ended May 31, 2005 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
Interest received	$26,534,880
Dividends received	123,028
Dividend paid to preferred shareholder	(3,413,232)
Arrangement fee received	143,143
Other income received	811,158
Interest paid	(4,417,751)
Other operating expenses paid	(5,848,882)
Purchases of securities	(579,392,342)
Proceeds from sales of securities	529,951,111
Net cash used in operating activities	$(35,508,887)

Cash Flows From Financing Activities:
Distributions paid to common shareholders	$(15,591,922)
Net issuance of notes payable	38,000,000
Increase in payable to custodian for bank overdraft	1,687,901
Net cash flows provided by financing activities	24,095,979
Net decrease	(11,412,908)
Cash at beginning of period	11,412,908
Payable to custodian for bank overdraft at end of period	$—

Reconciliation of Net Increase in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
Net decrease in net assets resulting from operations	$(876,287)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Change in unrealized appreciation of securities	17,902,181
Net accretion of discounts on securities	(450,148)
Realized loss on sale of securities	(1,290,896)
Purchase of securities	(579,392,342)
Proceeds on sale of securities	529,951,111
Decrease in other assets	30,010
Increase in interest receivable	(1,870,718)
Increase in prepaid expenses	(108,614)
Decrease in deferred arrangement fees on senior loans	(194,190)
Increase in preferred shareholder dividend payable	5,781
Increase in affiliate payable	213,571
Decrease in accrued trustees’ fees	(881)
Increase in accrued expenses	572,535
Total adjustments	(34,632,600)
Net cash used in operating activities	$(35,508,887)

See Accompanying Notes to Financial Statements

ING PRIME RATE TRUST (UNAUDITED)	FINANCIAL HIGHLIGHTS

For a common share outstanding throughout the period

	Three Months
	Ended
	May 31,	Years Ended February 28 or February 29,
	2005	2005	2004	2003	2002	2001
Per Share Operating Performance
Net asset value, beginning of period	$7.47	7.34	6.73	7.20	8.09	8.95
Income from investment operations:
Net investment income	$0.13	0.45	0.46	0.50	0.74	0.88
Net realized and unrealized gain (loss) on investments	$(0.12)	0.16	0.61	(0.47)	(0.89)	(0.78)
Total from investment operations	$0.01	0.61	1.07	0.03	(0.15)	0.10
Distributions to Common Shareholders from net investment income	$(0.11)	(0.43)	(0.42)	(0.45)	(0.63)	(0.86)
Distribution to Preferred Shareholders	$(0.02)	(0.05)	(0.04)	(0.05)	(0.11)	(0.06)
Reduction in net asset value from Preferred Shares offerings	$—	—	—	—	—	(0.04)
Net asset value, end of year	$7.35	7.47	7.34	6.73	7.20	8.09
Closing market price at end of period	$7.07	7.56	7.84	6.46	6.77	8.12
Total Investment Return(1)
Total investment return at closing market price(2)%	(5.08)	2.04	28.77	2.53	(9.20)	9.10
Total investment return at net asset value(3)%	0.01	7.70	15.72	0.44	(3.02)	0.19
Ratios/Supplemental Data
Net assets end of period (000’s)	$1,066,280	1,082,748	1,010,325	922,383	985,982	1,107,432
Preferred Shares-Aggregate amount outstanding (000’s)	$450,000	450,000	450,000	450,000	450,000	450,000
Liquidation and market value per share of Preferred Shares	$25,000	25,000	25,000	25,000	25,000	25,000
Borrowings at end of year (000’s)	$534,000	496,000	225,000	167,000	282,000	510,000
Asset coverage per $1,000 of debt(4)	$2,080	2,140	2,500	2,500	2,350	2,150
Average borrowings (000’s)	$521,728	414,889	143,194	190,671	365,126	450,197
Ratios to average net assets including Preferred Shares(5)
Expenses (before interest and other fees related to revolving credit facility)(6)%	1.71	1.60	1.45	1.49	1.57	1.62
Net expenses after expense reimbursement(6)%	2.86	2.21	1.65	1.81	2.54	3.97
Gross expenses prior to expense reimbursement(6)%	2.86	2.22	1.65	1.81	2.54	3.97
Net investment income(6)%	5.00	4.21	4.57	4.97	6.83	9.28
Ratios to average net assets plus borrowings
Expenses (before interest and other fees related to revolving credit facility)(6)%	1.63	1.63	1.84	1.82	1.66	1.31
Net expenses after expense reimbursement(6)%	2.74	2.26	2.09	2.23	2.70	3.21
Gross expenses prior to expense reimbursement(6)%	2.74	2.27	2.09	2.23	2.70	3.21
Net investment income(6)%	4.76	4.32	5.82	6.10	7.24	7.50
Ratios to average net assets
Expenses (before interest and other fees related to revolving credit facility)(6)%	2.42	2.29	2.11	2.19	2.25	1.81
Net expenses after expense reimbursement(6)%	4.05	3.17	2.40	2.68	3.64	4.45
Gross expenses prior to expense reimbursement(6)%	4.05	3.18	2.40	2.68	3.64	4.45
Net investment income(6)%	7.06	6.04	6.68	7.33	9.79	10.39
Portfolio turnover rate %	26	93	87	48	53	46
Common shares outstanding at end of period (000’s)	145,033	145,033	137,638	136,973	136,973	136,847

(1)         Total investment return calculations are attributable to common shares.

(2)         Total investment return measures the change in the market value of your investment assuming reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the Trust’s dividend reinvestment plan.

(3)         Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions in accordance with the provisions of the dividend reinvestment plan. This calculation differs from total investment return because it excludes the effects of changes in the market values of the Trust’s shares.

(4)         Asset coverage represents the total assets available for settlement of Preferred Stockholder’s interest and notes payables in relation to the Preferred Shareholder interest and notes payable balance outstanding. The Preferred Shares were first offered November 2, 2000.

(5)         Ratios do not reflect the effect of dividend payments to Preferred Shareholders; income ratios reflect income earned on assets attributable to the Preferred Shares.

(6)         Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 NOTES TO FINANCIAL STATEMENTS as of May 31, 2005 (Unaudited)

NOTE 1 — ORGANIZATION

ING Prime Rate Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end, management investment company. The Trust invests primarily in senior loans which are exempt from registration under the Securities Act of 1933, as amended (the “ ‘33 Act”), but which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Prime Rate of a U.S. bank specified in the credit agreement, the London Inter-Bank Offered Rate (“LIBOR”), the certificate of deposit rate, or in some cases another base lending rate.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principals generally accepted in the United States of America for investment companies.

A.            Senior Loan and Other Security Valuation. Senior loans held by the Trust are normally valued at the mean of the means of one or more bid and ask quotations obtained from an independent pricing service or other sources determined by the Board of Trustees to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which reliable quotations are readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued.

The Trust has engaged an independent pricing service to provide readily available, reliable market value quotations from dealers in loans and, when such quotations are not readily available, to calculate values under the proxy procedure described above. As of May 31, 2005, 98.84% of total investments were valued based on these procedures. It is expected that most of the loans held by the Trust will continue to be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above.

Prices from a pricing source may not be available for all loans and ING Investments, LLC (the “Investment Manager”) or ING Investment Management Co. (“ING IM”, the “Sub-Adviser”), may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Manager or the Sub-Adviser that the Investment Manager or the Sub-Adviser believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value as determined in good faith under procedures established by the Trust’s Board of Trustees and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Manager and monitored by the Trust’s Board of Trustees through its Valuation, Brokerage and Proxy Committee. In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower’s debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust’s rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower’s business, cash flows, capital structure and future prospects; (iv) information relating to the

ING Prime Rate Trust

 NOTES TO FINANCIAL STATEMENTS as of May 31, 2005 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

market for the loan, including price quotations for, and trading in, the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower’s management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on a valuation date are valued at the mean between the last reported bid and ask price on such exchange. Securities other than senior loans for which reliable market value quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board of Trustees of the Trust. Investments in securities maturing in 60 days or less from the date of valuation are valued at amortized cost, which, when combined with accrued interest approximates market value.

B.            Federal Income Taxes. It is the Trust’s policy to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. No capital gain distributions will be made by the Trust until any capital loss carryforwards have been fully utilized or expire.

C.            Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Dividend income is recognized on the ex-dividend date. Interest income is recorded on an accrual basis at the then-current interest rate of the loan. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received. For all loans acquired prior to March 1, 2001, arrangement fees received, which represent non-refundable fees associated with the acquisition of loans, were deferred and recognized over the shorter of 2.5 years or the actual terms of the loan. For all loans, except revolving credit facilities, acquired subsequent to February 28, 2001, fees received are treated as discounts and are accreted whereas premiums are amortized. Fees associated with revolving credit facilities acquired subsequent to February 28, 2001 are deferred and recognized over the shorter of four years or the actual term of the loan.

D.            Distributions to Common Shareholders. The Trust declares dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The Trust records distributions to its shareholders on the ex-dividend date.

E.             Dividend Reinvestments. Pursuant to the Trust’s Shareholder Investment Program (formerly known as the Automatic Dividend Reinvestment Plan), DST Systems, Inc., the Plan Agent,

ING Prime Rate Trust

 NOTES TO FINANCIAL STATEMENTS as of May 31, 2005 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the net asset value per share of the Trust’s common shares on the valuation date. If the market price plus commissions is equal to or exceeds the net asset value, new shares are issued by the Trust at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

F.              Use of Estimates. Management of the Trust has made certain estimates and assumptions relating to the reporting of assets, liabilities, revenues, expenses and contingencies to prepare these financial statements in conformity with generally accepted accounting principles in the United States of America for investment companies. Actual results could differ from these estimates.

G.            Share Offerings. Beginning in the year ended February 28, 1999, the Trust began issuing shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 3 — INVESTMENTS

For the three months ended May 31, 2005, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $559,469,739 and $532,672,769, respectively. At May 31, 2005, the Trust held senior loans valued at $2,032,719,457 representing 98.5% of its total investments. The market value of these assets is established as set forth in Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan.

Common and preferred shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly sold without registration under the ‘33 Act, or without an exemption under the ‘33 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

ING Prime Rate Trust

 NOTES TO FINANCIAL STATEMENTS as of May 31, 2005 (Unaudited) (continued)

NOTE 3 — INVESTMENTS (continued)

Dates of acquisition and cost or assigned basis of restricted securities are as follows:

	Date of	Cost or
	Acquisition	Assigned Basis

Acterna, Inc. — Contingent Right	11/24/03	$—
Allied Digital Technologies Corporation — Residual Interest in Bankruptcy Estate	06/05/02	186,961
AM Cosmetics Corporation — Liquidation Interest	03/07/03	50
Block Vision Holdings Corporation — Common Shares	09/30/02	—
Boston Chicken, Inc. — Residual Interest in Boston Chicken Plan Trust	12/26/00	6,044,327
Cedar Chemical — Liquidation Interest	12/31/02	—
Covenant Care, Inc. — Warrants	12/22/95	—
Covenant Care, Inc. — Warrants	01/18/02	—
Decision One Corporation — Common Shares	06/16/00	—
Electro Mechanical Solutions — Residual Interest in Bankruptcy Estate	10/02/02	15
Enginen Realty — Common Shares	11/24/03	—
Enterprise Profit Solutions — Liquidation Interest	10/21/02	—
EquityCo, LLC — Warrants	02/25/05	—
Euro United Corporation — Residual Interest in Bankruptcy Estate	06/21/02	2,335,366
Galey & Lord, Inc. — Common Shares	03/31/04	—
Gate Gourment Borrower, LLC — Warrants	12/04/03	—
Gemini Leasing, Inc. — Common Shares	01/08/04	—
Grand Union Company — Residual Interest in Bankruptcy Estate	07/01/02	2,576
Holmes Group, Inc. — Common Shares	05/26/04	—
Humphreys, Inc. — Residual Interest in Bankruptcy Estate	05/15/02	50
Imperial Home Décor Group, Inc. — Common Shares	05/02/01	1,654,378
Imperial Home Décor Group, Inc. — Liquidation Interest	01/22/04	—
Insilco Technologies — Residual Interest in Bankruptcy Estate	05/02/03	10,008
Intera Group, Inc. — Common Shares	11/29/02	—
IT Group, Inc. — Residual Interest in Bankruptcy Estate	09/12/03	87,001
Kevco, Inc. — Residual Interest in Bankruptcy Estate	06/05/02	147,443
Lincoln Pulp and Eastern Fine — Residual Interest in Bankruptcy Estate	06/08/04	—
London Clubs International — Warrants	12/08/04	—
Malden Mills Industries, Inc. — Common Shares	11/04/03	—
Malden Mills Industries, Inc. — Preferred Shares	11/04/03	—
Morris Material Handling, Inc. — Common Shares	10/09/01	3,009,059
MP Holdings, Inc. — Common Shares	04/16/01	6
Murray’s Discount Auto Stores, Inc. — Escrow Interest	08/11/03	40,136
Neoplan USA Corporation — Common Shares	08/29/03	—
Neoplan USA Corporation — Series B Preferred Shares	08/29/03	—
Neoplan USA Corporation — Series C Preferred Shares	08/29/03	428,603
Neoplan USA Corporation — Series D Preferred Shares	08/29/03	3,524,300
New Piper Aircraft, Inc. — Residual Interest in Litigation Proceeds	07/02/03	—
New World Restaurant Group, Inc. — Warrants	09/27/01	40
Norwood Promotional Products, Inc. — Common Shares	08/23/04	32,939
Safelite Glass Corporation — Common Shares	10/17/00	—
Safelite Realty Corporation — Common Shares	10/17/00	—
Soho Publishing — Common Shares	01/10/02	176
Targus Group, Inc. — Common Shares	03/11/03	—
Transtar Metals — Residual Interest in Bankruptcy Estate	01/09/03	80,459
TSR Wireless, LLC — Residual Interest in Bankruptcy Estate	10/15/02	—
U.S. Aggregates — Residual Interest in Bankruptcy Estate	04/07/03	—
U.S. Office Products Company — Residual Interest in Bankruptcy Estate	02/11/04	—
Total restricted securities excluding senior loans (market value of $19,694,805 was 1.8% of net assets at May 31, 2005)		$17,583,893

ING Prime Rate Trust

 NOTES TO FINANCIAL STATEMENTS as of May 31, 2005 (Unaudited) (continued)

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Trust has entered into an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of ING Fund Services, LLC (the “Administrator”), to provide advisory and management services. The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust’s Managed Assets. For purposes of this Agreement, “Managed Assets” shall mean the Trust’s average daily gross asset value, minus the sum of the Trust’s accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding preferred shares).

The Investment Manager entered into a Sub-Advisory Agreement with ING IM, a wholly-owned subsidiary of ING Groep N.V., effective August 19, 2003. Subject to such policies as the Board or the Investment Manager may determine, ING IM manages the Trust’s assets in accordance with the Trust’s investment objectives, policies, and limitations.

The Trust has also entered into an Administration Agreement with the Administrator to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Trust’s average daily Managed Assets.

NOTE 5 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At May 31, 2005, the Trust had the following amounts recorded in payables to affiliates on the accompanying Statement of Assets and Liabilities:

Accrued Investment	Accrued
Management Fees	Administrative Fees	Total
$1,390,743	$434,607	$1,825,350

The Trust has adopted a Retirement Policy covering all independent trustees of the Trust who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.

NOTE 6 — COMMITMENTS

The Trust has entered into both a $90 million 364-day revolving credit agreement which matures on August 24, 2005 and a $535 million 364-day revolving securitization facility which matures on July 11, 2005, collateralized by assets of the Trust. Borrowing rates under these agreements are based on a fixed spread over LIBOR, the federal funds rate, or a commercial paper-based rate. Prepaid arrangement fees for these facilities are amortized over the term of the agreements. The amount of borrowings outstanding at May 31, 2005, was $534 million. Weighted average interest rate on outstanding borrowings was 3.40%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 25.58% of total assets at May 31, 2005. Average borrowings for the period ended May 31, 2005 were $521,728,261 and the average annualized interest rate was 3.36% excluding other fees related to the unused portion of the facilities, and other fees.

ING Prime Rate Trust

 NOTES TO FINANCIAL STATEMENTS as of May 31, 2005 (Unaudited) (continued)

NOTE 6 — COMMITMENTS (continued)

As of May 31, 2005, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

American Airlines, Inc.	$62,500
Baker & Taylor, Inc.	442,500
Block Vision Holdings Corporation	91,815
Builders Firstsource, Inc.	1,500,000
Envirosolutions, Inc.	277,273
Federal-Mogul Corporation	1,650,000
Green Valley Ranch Gaming, LLC	500,000
Insight Health Services Corporation	240,241
Insight Health Services Corporation	55,440
Insight Health Services Corporation	27,720
Isle of Capri Casinos, Inc.	1,000,000
Kerasotes Theatres, Inc.	1,500,000
Motorsport Aftermarket Group, Inc.	360,000
NCI Building Systems, Inc.	48,750
Neoplan USA Corporation	$382,500
Outsourcing Solutions, Inc.	63,692
Owens-Illinois Group, Inc.	100
Ply Gem Industries, Inc.	696,429
Primedia, Inc.	937,964
Six Flags Theme Parks, Inc.	900,000
Syniverse Holding, LLC	1,500,000
Trump Entertainment Resorts Holdings, L.P.	1,250,000
United States Shipping, LLC	576,922
Vanguard Health Systems, Inc.	3,500,000
Venetian Casino Resorts, LLC	2,564,103
$20,127,949

NOTE 7 — RIGHTS AND OTHER OFFERINGS

As of May 31, 2005, outstanding share offerings pursuant to shelf registrations were as follows:

Registration	Shares	Shares
Date	Registered	Remaining
9/15/98	25,000,000	12,374,909

3/04/99	5,000,000	3,241,645

On November 2, 2000, the Trust issued 3,600 shares each of Series M, Series W and Series F Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000 liquidation preference, for a total issuance of $270 million. Also, on November 16, 2000, the Trust issued 3,600 shares of Series T and Series Th Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000, liquidation preference, for a total issuance of $180 million. Costs associated with the offering of approximately $5,438,664 were charged against the proceeds received. The Trust used the net proceeds of the offering to partially pay down the then existing indebtedness and to purchase additional senior loans. Preferred Shares pay dividends based on a rate set at auctions, normally held every 7 days. In most instances dividends are also payable every 7 days, on the first business day following the end of the rate period. Preferred shares have no stated conversion, redemption or liquidation date, but may be redeemed at the election of the Trust. Such shares may only be redeemed by the Preferred Shareholders if the Trust fail to meet certain credit quality thresholds within its portfolio.

NOTE 8 — CUSTODIAL AGREEMENT

State Street Bank and Trust Company (“SSB”) serves as the Trust’s custodian and recordkeeper. Custody fees paid to SSB are reduced by earnings credits based on the cash balances held by SSB for the Trust. There were no earnings credits for the three months ended May 31, 2005.

NOTE 9 — SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Manager believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. The Trust may invest up to 5% of its total assets, measured at the time of investment, in subordinated loans and unsecured loans. As of May 31, 2005, the Trust held 0.28% of its total assets in subordinated loans and unsecured loans.

ING Prime Rate Trust

 NOTES TO FINANCIAL STATEMENTS as of May 31, 2005 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES

For the year ended February 28, 2005, federal excise tax of $117,314 was paid by the Trust and subsequently reimbursed by the investment advisor. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Three months ended May 31, 2005	Year ended February 28, 2005

Ordinary Income	Ordinary Income
$19,010,935	$67,297,632

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of May 31, 2005 were:

	Undistributed	Unrealized	Post-October	Capital
Undistributed	Long-Term	Appreciation/	Capital Losses	Loss	Expiration
Ordinary Income	Capital Gains	(Depreciation)	Deferred	Carryforwards	Dates
$4,356,782	$—	$21,346,306	$(223,838)	$(12,542,170)	2006
				(10,485,033)	2007
				(38,118,850)	2008
				(847,193)	2009
				(47,376,376)	2010
				(97,064,717)	2011
				(57,686,392)	2012
				(22,421,058)	2013
				$(286,541,789)

NOTE 11 — SUBSEQUENT EVENTS

Subsequent to May 31, 2005, the Trust paid to Common Shareholders the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.038	5/31/05	6/10/05	6/22/05

Subsequent to May 31, 2005, the Trust paid to Preferred Shareholders the following dividends from net investment income:

	Total
Preferred	Per Share	Auction	Record	Payable
Shares	Amount	Dates	Dates	Dates
Series M	$90.84	06/06/05 to 07/11/05	06/13/05 to 07/18/05	06/14/05 to 07/19/05
Series T	$88.67	06/07/05 to 07/12/05	06/14/05 to 07/19/05	06/15/05 to 07/20/05
Series W	$90.80	06/01/05 to 07/06/05	06/08/05 to 07/13/05	06/09/05 to 07/14/05
Series Th	$86.60	06/02/05 to 07/07/05	06/09/05 to 07/14/05	06/10/05 to 07/15/05
Series F	$89.26	06/03/05 to 07/08/05	06/10/05 to 07/15/05	06/13/05 to 07/18/05

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited)

Senior Loans*: 190.6%			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Aerospace and Defense: 2.7%
		American Airlines, Inc.	B2	B+
$ 2,437,500		Revolver, 7.620%-7.820%, maturing
		June 30, 2009			$2,388,750
997,500		Term Loan, 8.120%-8.280%, maturing
		December 31, 2010			990,910
		Arinc, Inc.	Ba3	BB
990,000		Term Loan, 5.030%, maturing
		March 10, 2011			1,001,138
		Ceradyne, Inc.	Ba3	BB-
2,487,500		Term Loan, 5.125%-5.250%, maturing
		August 18, 2011			2,512,375
		Dyncorp, Inc.	B2	B+
3,000,000		Term Loan, 6.063%, maturing
		February 11, 2011			3,028,125
		Hexcel Corporation	B2	B+
1,500,000		Term Loan, 4.875%-6.750%, maturing
		March 01, 2012			1,506,095
		K&F Industries, Inc.	B2	B+
4,750,000		Term Loan, 5.590%-5.670%, maturing
		November 16, 2012			4,802,449
		Northwest Airlines, Inc.	B1	B+
985,000		Term Loan, 9.830%, maturing
		November 23, 2010			944,164
1,000,000		Term Loan, 9.470%, maturing
		November 23, 2010			945,000
		Standard Aero Holdings, Inc.	B2	B+
4,361,538		Term Loan, 5.341%-5.358%, maturing
		August 20, 2012			4,432,413
		Transdigm, Inc.	B1	B+
1,975,050		Term Loan, 5.300%, maturing July 22, 2010			1,999,122
	(2)	United Air Lines, Inc.	Ba2	BB-
1,980,875		Debtor in Possession Term Loan, 7.500%,
		maturing September 30, 2005			1,994,905
		Wyle Holdings, Inc.	NR	B+
2,000,000		Term Loan, 5.840%-5.960%, maturing
		January 28, 2011			2,031,250
					28,576,696
Automobile: 6.9%
		Accuride Corporation	B2	B+
6,467,273		Term Loan, 5.250%-5.500%, maturing
		January 31, 2012			6,469,970
		Affinia Group, Inc.	B2	BB-
1,995,000		Term Loan, 5.440%, maturing
		November 30, 2011			1,970,063
		Aftermarket Technology Corporation	Ba3	BB-
808,353		Term Loan, 6.150%-6.170%, maturing
		February 08, 2008			817,194
1,203,331		Term Loan, 6.140%-6.170%, maturing
		February 08, 2008			1,215,364

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Automobile: (continued)
		Carey International, Inc.	NR	NR
$ 2,500,000		Term Loan, 8.750%, maturing April 18, 2011			$2,496,095
		Dayco Products, LLC	B1	BB-
1,463,763		Term Loan, 5.770%-6.520%, maturing
		June 23, 2011			1,481,145
		Dura Operating Corporation	B2	B+
4,000,000		Term Loan, 6.590%, maturing May 03, 2011			4,000,000
	(2)	Federal-Mogul Corporation	NR	B+
3,350,000		Revolver, 5.250%-5.500%, maturing
		November 01, 2009			3,350,000
		Goodyear Tire & Rubber Company	Ba3	BB
5,000,000		Term Loan, 4.670%, maturing
		April 30, 2010			5,007,815
		Goodyear Tire & Rubber Company	B2	B+
6,000,000		Term Loan, 5.890%, maturing
		April 30, 2010			5,989,998
		Grand Vehicle Works Holdings Corporation	B2	B+
2,977,500		Term Loan, 6.100%-8.100%, maturing
		July 31, 2010			2,828,625
		HLI Operating Company, Inc.	B1	BB-
909,301		Term Loan, 6.020%-7.120%, maturing
		June 03, 2009			912,711
		Key Automotive Group	B1	BB-
1,926,298		Term Loan, 6.080%-8.000%, maturing
		June 29, 2010			1,916,667
		Keystone Automotive Industries, Inc.	B1	B+
1,245,652		Term Loan, 4.710%-5.030%, maturing
		October 30, 2009			1,253,957
		Motorsport Aftermarket Group, Inc.	B2	B
540,000		Term Loan, 6.110%, maturing
		December 15, 2011			543,375
1,593,800		Term Loan, 6.350%, maturing
		December 15, 2011			1,603,761
		RJ Tower Corporation	Ba3	BBB
4,000,000		Term Loan, 6.188%, maturing
		February 02, 2007			3,998,752
		Safelite Glass Corporation	B3	B+
6,175,480		Term Loan, 8.100%, maturing
		September 30, 2007			5,604,248
12,312,159		Term Loan, 8.600%, maturing
		September 30, 2007			11,173,285
		Tenneco Automotive, Inc.	B1	B+
1,129,257		Term Loan, 5.540%, maturing
		December 12, 2010			1,134,903
		TRW Automotive Acquisitions Corporation	Ba2	BB+
7,481,250		Term Loan, 4.375%, maturing
		June 30, 2012			7,453,195
		United Components, Inc.	B1	BB-
2,706,667		Term Loan, 5.750%, maturing
		June 30, 2010			2,750,650
					73,971,773

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Banking: 0.3%
		Outsourcing Solutions, Inc.	NR	NR
$ 2,888,234		Term Loan, 8.090%, maturing
		December 09, 2008			$2,908,091
					2,908,091
Beverage, Food and Tobacco: 5.2%
		Birds Eye Foods, Inc.	B1	B+
6,497,243		Term Loan, 5.850%, maturing June 30, 2008			6,554,906
		Commonwealth Brands, Inc.	B1	B+
3,731,251		Term Loan, 6.438%, maturing
		August 28, 2007			3,773,227
		Constellation Brands, Inc.	Ba2	BB
14,539,583		Term Loan, 4.563%-5.188%, maturing
		November 30, 2011			14,611,278
		Dr. Pepper Bottling Company of Texas, Inc.	B1	BB-
3,523,671		Term Loan, 5.080%-5.339%, maturing
		December 19, 2010			3,570,469
		Golden State Foods Corporation	B1	B+
3,960,000		Term Loan, 4.940%, maturing
		February 28, 2011			3,994,650
		Keystone Foods Holdings, LLC	Ba3	B+
4,136,394		Term Loan, 4.630%-4.875%, maturing
		June 16, 2011			4,185,514
		Michael Foods, Inc.	B1	B+
3,651,006		Term Loan, 5.090%-5.340%, maturing
		November 21, 2010			3,701,208
		National Dairy Holdings, L.P.	B1	BB-
1,500,000		Term Loan, 5.190%, maturing
		March 15, 2012			1,512,188
		Pierre Foods, Inc.	B1	B+
4,404,167		Term Loan, 5.440%-5.690%, maturing
		June 30, 2010			4,445,456
		Southern Wine & Spirits of America, Inc.	Ba3	BB+
2,929,973		Term Loan, 5.350%, maturing July 02, 2008			2,953,779
		Sturm Foods, Inc.	B2	B+
1,500,000	(5)	Term Loan, maturing May 26, 2011			1,505,625
		Sturm Foods, Inc.	B3	B-
500,000	(5)	Term Loan, maturing May 26, 2012			500,625
		Vitaquest International, LLC	B2	B
4,500,000		Term Loan, 6.300%, maturing
		March 17, 2011			4,500,000
					55,808,925
Buildings and Real Estate: 10.0%
		Associated Materials, Inc.	B2	B
1,750,000		Term Loan, 5.000%-5.170%, maturing
		August 29, 2010			1,760,938
		Atrium Companies, Inc.	B1	B
2,992,500		Term Loan, 5.600%-5.650%, maturing
		December 28, 2011			2,977,538

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Buildings and Real Estate: (continued)
		Builders Firstsource, Inc.	B1	B+
$ 5,000,000		Term Loan, 5.410%, maturing
		August 11, 2011			$5,037,500
		Building Materials Holding Corporation	Ba2	BB-
1,965,000		Term Loan, 5.350%, maturing
		August 21, 2010			1,969,913
		Contech Construction Products, Inc.	Ba3	BB-
1,496,250		Term Loan, 5.540%-7.500%, maturing
		December 07, 2010			1,514,953
		Crescent Real Estate Equities, L.P.	B1	BB+
2,130,585		Term Loan, 5.110%-5.331%, maturing
		January 12, 2006			2,148,563
		Custom Building Products, Inc.	B1	B+
4,250,000		Term Loan, 5.370%, maturing
		October 31, 2011			4,268,594
		DMB Newco, LLC	NR	NR
3,850,670		Term Loan, 5.530%-5.729%, maturing
		February 28, 2009			3,860,297
		General Growth Properties, Inc.	Ba2	BB+
18,420,001		Term Loan, 5.340%, maturing
		November 12, 2007			18,521,698
16,961,880		Term Loan, 5.340%, maturing
		November 10, 2008			17,088,212
		Headwaters, Inc.	B1	B+
3,858,114		Term Loan, 5.400%-7.250%, maturing
		April 30, 2011			3,912,771
		Macerich Partnership, L.P.	NR	BB+
3,500,000		Term Loan, 4.890%, maturing
		April 25, 2006			3,504,375
2,500,000		Term Loan, 4.575%, maturing
		April 25, 2010			2,500,000
		Maguire Properties, Inc.	Ba2	BB
2,000,000		Term Loan, 4.840%, maturing
		March 15, 2010			2,015,000
		Masonite International Corporation	B2	B+
4,995,745		Term Loan, 5.140%-5.210%, maturing
		April 06, 2013			4,993,402
5,004,255		Term Loan, 5.140%-5.210%, maturing
		April 06, 2013			5,001,908
		NCI Building Systems, Inc.	Ba2	BB
1,451,250		Term Loan, 5.210%-5.420%, maturing
		September 15, 2008			1,464,403
		Nortek, Inc.	B2	B
6,943,893		Term Loan, 5.340%, maturing
		August 27, 2011			6,982,085
		PGT Industries, Inc.	B1	B
923,000	(5)	Term Loan, maturing January 29, 2010			932,230
		Ply Gem Industries, Inc.	B1	B+
553,571		Revolver, 5.590%-5.770%, maturing
		February 12, 2009			525,892

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Buildings and Real Estate: (continued)
	Ply Gem Industries, Inc. (continued)
$ 617,500	Term Loan, 5.280%, maturing
	March 15, 2010			$617,500
1,498,134	Term Loan, 5.600%, maturing
	February 12, 2011			1,498,134
4,202,265	Term Loan, 5.280%, maturing
	October 01, 2011			4,202,265
	St. Marys Cement, Inc.	B1	BB-
5,438,693	Term Loan, 5.093%, maturing
	December 04, 2009			5,506,677
	Trustreet Properties, Inc.	Ba3	BB
3,000,000	Term Loan, 5.090%, maturing
	March 31, 2010			3,024,375
	Werner Holdings Company, Inc.	B3	B-
500,000	Term Loan, 6.340%-7.090%, maturing
	June 11, 2009			498,125
				106,327,348
Cargo/Transport: 3.0%
	Atlantic Express Transportation Corporation	B3	CCC+
3,000,000	Floating Rate Note, 12.610%, maturing
	April 15, 2008			2,880,000
	Baker Tanks, Inc.	B2	B
3,352,598	Term Loan, 5.743%-5.980%, maturing
	January 30, 2011			3,390,314
	Gemini Leasing, Inc.	NR	NR
1,827,887	Term Loan, 6.110%, maturing
	December 31, 2011			913,943
	Helm Holding Corporation	B2	B+
3,482,500	Term Loan, 5.851%, maturing July 02, 2010			3,521,678
	Horizon Lines, LLC	B2	B
2,481,250	Term Loan, 5.620%, maturing July 07, 2011			2,506,063
	Kansas City Southern Railway Company	B1	BB+
1,506,225	Term Loan, 4.760%-4.870%, maturing
	March 30, 2008			1,519,028
	Neoplan USA Corporation	NR	NR
1,867,500	Revolver, 7.210%, maturing June 30, 2006			1,867,500
5,360,479	Term Loan, 8.710%, maturing June 30, 2006			5,360,479
	Pacer International, Inc.	B1	BB-
1,635,294	Term Loan, 5.063%-5.313%, maturing
	June 10, 2010			1,651,646
	Railamerica, Inc.	Ba3	BB
392,795	Term Loan, 5.313%, maturing
	September 29, 2011			399,178
3,322,835	Term Loan, 5.313%, maturing
	September 29, 2011			3,376,831
	Transport Industries, L.P.	B2	B+
2,525,886	Term Loan, 7.125%, maturing June 13, 2010			2,538,516
	United States Shipping, LLC	Ba3	BB-
1,908,654	Term Loan, 5.093%, maturing April 30, 2010			1,928,338
				31,853,514

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Cellular: 5.9%
		Cellular South, Inc.	Ba3	B+
$ 1,985,000		Term Loan, 5.180%-6.750%, maturing
		May 04, 2011			$2,002,369
		Centennial Cellular Operating Company	B1	B-
10,864,975		Term Loan, 5.343%-5.770%, maturing
		February 09, 2011			10,960,043
		Cricket Communications, Inc.	B1	B-
11,471,250		Term Loan, 5.593%, maturing
		December 20, 2010			11,480,209
	(2)	IWO Escrow Company	B3	CCC+
3,175,000		Floating Rate Note, 6.891%, maturing
		January 15, 2012			3,159,125
		Nextel Partners Operating Corporation	Ba2	B+
6,500,000		Term Loan, 4.438%, maturing May 31, 2012			6,519,500
		Ntelos, Inc.	B2	B
4,488,750		Term Loan, 5.610%, maturing
		August 25, 2011			4,473,789
		Ntelos, Inc.	B3	CCC+
1,000,000		Term Loan, 8.110%, maturing
		February 25, 2012			981,563
		Rogers Wireless, Inc.	Ba3	BB
2,500,000		Floating Rate Note, 6.135%, maturing
		December 15, 2010			2,606,250
		Rural Cellular Corporation	B2	B-
2,500,000		Floating Rate Note, 7.510%, maturing
		March 15, 2010			2,531,250
		Triton PCS, Inc.	B2	B-
2,992,500		Term Loan, 6.360%, maturing
		November 18, 2009			3,005,592
		Western Wireless Corporation	B2	B-
14,887,500		Term Loan, 6.090%-6.250%, maturing
		May 31, 2011			14,958,840
					62,678,530
Chemicals, Plastics and Rubber: 9.9%
		Brenntag, AG	B1	BB-
4,000,000		Term Loan, 5.880%, maturing
		February 27, 2012			4,049,832
		Celanese, AG	B1	B+
4,000,000		Term Loan, 3.090%, maturing April 06, 2009			4,055,000
4,038,672		Term Loan, 5.625%, maturing April 06, 2011			4,101,146
		Hawkeye Renewables, LLC	B2	B
2,500,000		Term Loan, 6.005%, maturing
		January 31, 2012			2,375,000
		Hercules, Inc.	Ba1	BB
4,244,344		Term Loan, 4.843%-4.873%, maturing
		October 08, 2010			4,293,422
		Huntsman International, LLC	Ba3	BB-
16,691,962		Term Loan, 5.375%, maturing
		December 31, 2010			16,977,111

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Chemicals, Plastics and Rubber: (continued)
	Huntsman, LLC	B1	BB-
$ 13,000,000	Term Loan, 6.120%, maturing
	March 31, 2010			$13,199,069
	Innophos, Inc.	B2	B
1,493,214	Term Loan, 5.220%-5.550%, maturing
	August 13, 2010			1,496,014
	JohnsonDiversey, Inc.	B1	BB-
2,333,018	Term Loan, 4.960%, maturing
	November 03, 2009			2,338,851
3,005,125	Term Loan, 4.831%-4.960%, maturing
	November 03, 2009			3,035,645
	Kraton Polymers, LLC	B1	B+
1,456,039	Term Loan, 5.563%-6.125%, maturing
	December 23, 2010			1,474,240
	Nalco Company	B1	BB-
14,982,417	Term Loan, 4.920%-5.090%, maturing
	November 04, 2010			15,152,302
	Polypore, Inc.	B1	B
9,350,000	Term Loan, 5.350%, maturing
	November 12, 2011			9,466,874
	PQ Corporation	B1	B+
2,500,000	Term Loan, 5.125%, maturing
	February 11, 2012			2,508,595
	Rockwood Specialties Group, Inc.	B1	B+
16,625,000	Term Loan, 5.430%, maturing July 30, 2012			16,721,492
	Supresta, LLC	NR	B+
3,973,109	Term Loan, 6.100%, maturing July 30, 2012			3,983,042
				105,227,635
Containers, Packaging and Glass: 8.8%
	Appleton Papers, Inc.	Ba3	BB
1,488,750	Term Loan, 5.440%-5.730%, maturing
	June 11, 2010			1,500,382
	Berry Plastics Corporation	B1	B+
3,461,690	Term Loan, 5.090%, maturing June 30, 2010			3,487,653
	Boise Cascade Corporation	Ba3	BB
9,500,000	Term Loan, 4.969%, maturing
	October 29, 2011			9,602,914
	BWAY Corporation	B1	B+
1,302,000	Term Loan, 5.375%, maturing June 30, 2011			1,318,546
	Graham Packaging Company, L.P.	B2	B
7,481,250	Term Loan, 5.500%-5.688%, maturing
	October 07, 2011			7,557,933
	Graham Packaging Company, L.P.	B3	CCC+
1,500,000	Term Loan, 7.313%, maturing
	April 07, 2012			1,521,563
	Graphic Packaging International, Inc.	B1	B+
10,079,397	Term Loan, 5.290%-5.910%, maturing
	June 30, 2010			10,190,270
	Intertape Polymer Group, Inc.	Ba3	B+
2,736,250	Term Loan, 4.960%-7.250%, maturing
	July 28, 2011			2,780,714

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Containers, Packaging and Glass: (continued)
		Kerr Group, Inc.	B1	BB-
$ 2,115,171		Term Loan, 6.600%, maturing
		August 13, 2010			$2,121,781
		Koch Cellulose, LLC	B1	BB
1,455,484		Term Loan, 4.840%, maturing May 07, 2011			1,471,404
		Lincoln Paper and Tissue, LLC	NR	NR
117,581		Term Loan, 6.670%, maturing
		November 28, 2005			117,581
6,700,000		Term Loan, 7.710%, maturing May 01, 2009			6,700,000
1,800,000		Term Loan, maturing 7.710%, May 01, 2009			1,800,000
12,239,568	(3)	Term Loan, maturing August 28, 2009			2,921,418
		Owens-Illinois Group, Inc.	B1	BB-
3,153,614		Term Loan, 5.870%, maturing
		April 01, 2008			3,206,832
		Pro Mach, Inc.	B1	B
2,493,750		Term Loan, 5.820%-5.890%, maturing
		December 01, 2011			2,528,039
		Silgan Holdings, Inc.	Ba3	BB
4,932,679		Term Loan, 4.870%, maturing
		November 30, 2008			4,953,490
		Smurfit-Stone Container Corporation	Ba3	BB-
10,442,690		Term Loan, 4.688%-5.125%, maturing
		November 01, 2011			10,571,594
3,213,135		Term Loan, 4.938%-5.125%, maturing
		November 01, 2011			3,252,798
		Solo Cup, Inc.	B1	B+
9,381,250		Term Loan, 5.093%-5.320%, maturing
		February 27, 2011			9,453,955
		U.S. Can Company	B3	B
4,464,950		Term Loan, 6.870%-6.940%, maturing
		January 10, 2010			4,487,275
		Xerium Technologies, Inc.	B1	BB-
2,500,000		Term Loan, 5.070%, maturing May 18, 2012			2,507,033
					94,053,175
Data and Internet Services: 1.0%
		Clientlogic Corporation	B3	B
1,000,000		Term Loan, 7.500%-7.750%, maturing
		February 28, 2012			1,000,937
		Clientlogic Corporation	Caa2	CCC+
1,000,000		Term Loan, 12.000%-12.125%, maturing
		August 28, 2012			1,005,000
		Data Transmission Network Corporation	B2	B+
2,500,000		Term Loan, 6.125%-6.188%, maturing
		March 17, 2012			2,501,563
		Worldspan, L.P.	B2	B
5,988,889		Term Loan, 5.750%-6.000%, maturing
		February 16, 2010			5,749,333
					10,256,833

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Diversified/Conglomerate Manufacturing: 3.9%
	Axia, Inc.	B2	B
$ 1,790,977	Term Loan, 6.860%-7.360%, maturing
	November 30, 2010			$1,814,484
	Brand Services, Inc.	B1	B
3,149,326	Term Loan, 6.351%-6.410%, maturing
	October 16, 2009			3,165,073
	Cinram International, Inc.	Ba3	BB
5,368,292	Term Loan, 5.910%, maturing
	September 30, 2009			5,419,962
	Dresser Rand, Inc.	B1	B+
1,413,729	Term Loan, 5.125%-5.438%, , maturing
	October 01, 2010			1,430,694
	Dresser, Inc.	Ba3	BB-
2,866,154	Term Loan, 5.600%, maturing
	April 10, 2009			2,903,176
	Flowserve Corporation	Ba3	BB-
537,228	Term Loan, 5.625%, maturing
	June 30, 2006			540,809
1,962,657	Term Loan, 5.688%-5.875%, maturing
	June 30, 2009			1,992,097
	Gentek, Inc.	B2	B+
2,500,000	Term Loan, 5.760%-6.020%, maturing
	February 25, 2011			2,481,250
	Goodman Global Holdings, Inc.	B2	B+
1,995,000	Term Loan, 5.500%, maturing
	December 23, 2011			2,007,469
	Itron, Inc.	Ba3	BB-
284,392	Term Loan, 4.875%-5.063%, maturing
	July 01, 2011			285,814
	Mueller Group, Inc.	B2	B+
9,436,220	Term Loan, 5.740%-6.070%, maturing
	April 23, 2011			9,548,275
	Norcross Safety Products, LLC	B1	B+
819,231	Term Loan, 5.843%-6.130%, maturing
	March 20, 2009			820,510
	RLC Industries Company	B1	BB+
2,780,467	Term Loan, 4.593%, maturing
	February 26, 2009			2,790,893
	Sensus Metering Systems, Inc.	B2	B+
1,700,000	Term Loan, 5.403%-5.784%, maturing
	December 17, 2010			1,717,000
255,000	Term Loan, 5.403%-5.784%, maturing
	December 17, 2010			257,550
	Universal Compression, Inc.	Ba2	BB
4,000,000	Term Loan, 4.850%, maturing
	February 15, 2012			4,051,876
				41,226,932
Diversified/Conglomerate Service: 4.9%
	Amerco, Inc.	NR	BB
12,869,618	Term Loan, 7.090%, maturing
	February 27, 2009			13,094,837

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Diversified/Conglomerate Service: (continued)
		Fidelity National Information Solutions, Inc.	Ba3	BB
$27,750,000		Term Loan, 4.840%, maturing
		March 09, 2013			$27,590,438
		Iron Mountain, Inc.	B2	BB-
6,976,667		Term Loan, 4.875%-6.750%, maturing
		April 02, 2011			7,021,722
2,269,060		Term Loan, 5.120%, maturing
		April 02, 2011			2,282,391
		Relizon Company	B1	BB-
1,896,281	(5)	Term Loan, maturing February 20, 2011			1,904,578
					51,893,966
Ecological: 2.8%
		Allied Waste North America, Inc.	B1	BB
14,161,819		Term Loan, 5.090%-5.520%, maturing
		January 15, 2012			14,177,553
5,405,405		Term Loan, 3.100%, maturing
		January 15, 2012			5,411,319
		Envirosolutions, Inc.	NR	NR
1,159,045		Term Loan, 7.620%, maturing
		March 01, 2009			1,159,045
3,559,091		Term Loan, 7.620%, maturing
		March 01, 2009			3,554,641
		IESI Corporation	B1	BB
1,800,000		Term Loan, 5.150%-5.284%, maturing
		January 14, 2012			1,813,500
		WCA Waste Systems, Inc.	B3	B
3,500,000		Term Loan, 6.170%, maturing
		April 28, 2011			3,508,750
					29,624,808
Electronics: 1.6%
		Acterna, LLC	NR	NR
471,854		Term Loan, 12.000%, maturing
		October 14, 2008			474,803
		Decision One Corporation	B3	CCC
10,541,011	(3)	Term Loan, maturing April 18, 2005			2,734,338
		Invensys International Holdings, Ltd.	Ba3	B+
1,961,332		Term Loan, 6.881%, maturing
		September 05, 2009			1,988,301
		Knowles Electronics, Inc.	B3	B-
2,063,305		Term Loan, 8.400%, maturing
		June 29, 2007			2,078,780
		ON Semiconductor Corporation	B3	B
5,970,000		Term Loan, 6.125%, maturing
		December 15, 2011			6,028,457
		SI International, Inc.	B1	B+
1,750,000		Term Loan, 5.780%, maturing
		February 09, 2011			1,771,875
		Transaction Network Services, Inc.	Ba3	BB-
2,500,000		Term Loan, 7.000%, maturing
		May 04, 2012			2,506,250
					17,582,804

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Farming and Agriculture: 0.7%
	AGCO Corporation	Ba1	BB+
$ 4,578,333	Term Loan, 4.820%-4.840%, maturing
	March 31, 2008			$4,624,117
	Vicar Operating, Inc.	Ba3	BB-
3,000,000	Term Loan, 6.500%, maturing May 16, 2011			3,007,500
				7,631,617
Finance: 0.9%
	Refco Finance Holdings, LLC	B1	BB-
3,028,096	Term Loan, 5.090%, maturing
	August 05, 2011			3,031,503
	Rent-A-Center, Inc.	Ba2	BB+
5,955,000	Term Loan, 4.460%, maturing June 30, 2010			6,035,392
				9,066,895
Gaming: 5.2%
	Ameristar Casinos, Inc.	Ba3	BB
958,101	Term Loan, 5.063%, maturing
	December 20, 2006			969,677
2,211,981	Term Loan, 5.063%, maturing
	December 20, 2006			2,238,708
	Argosy Gaming Company	Ba2	BB
1,990,000	Term Loan, 4.850%, maturing July 31, 2008			1,994,145
	Boyd Gaming Corporation	Ba2	BB
6,451,250	Term Loan, 4.530%-5.130%, maturing
	June 30, 2011			6,505,008
	Global Cash Access, LLC	B2	B+
2,443,269	Term Loan, 5.351%, maturing
	March 10, 2010			2,479,156
	Green Valley Ranch Gaming, LLC	NR	NR
2,478,787	Term Loan, 5.101%, maturing
	December 24, 2010			2,497,378
	Herbst Gaming, Inc.	B3	B+
1,000,000	Term Loan, 5.343%-5.630%, maturing
	January 31, 2011			1,013,750
	Isle of Capri Casinos, Inc.	Ba2	BB-
1,496,250	Term Loan, 4.840%-4.970%, maturing
	February 04, 2011			1,511,680
	Marina District Finance Company, Inc.	NR	NR
1,995,000	Term Loan, 4.843%-5.130%, maturing
	October 20, 2011			2,010,794
	Opbiz, LLC	B3	B-
7,244,957	Term Loan, 6.100%, maturing
	September 01, 2010			7,270,618
17,651	Term Loan, 7.100%, maturing
	September 01, 2010			17,714
	Pinnacle Entertainment, Inc.	B1	BB-
500,000	Term Loan, 6.110%, maturing
	August 27, 2010			507,813
	Resorts International Hotel and Casino, Inc.	B2	B+
4,921,260	Term Loan, 5.610%, maturing April 26, 2012			4,955,094
	Resorts International Hotel and Casino, Inc.	B3	B-
1,500,000	Term Loan, 8.851%, maturing April 26, 2013			1,498,751

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Gaming: (continued)
	Ruffin Gaming, LLC	NR	NR
$ 4,000,000	Term Loan, 6.375%, maturing July 14, 2007			$4,005,000
	Trump Entertainment Resorts Holdings, L.P.	B2	BB-
1,250,000	Term Loan, 5.590%, maturing May 20, 2012			1,266,406
	United Auburn Indian Community	Ba3	BB+
2,621,622	Term Loan, 7.593%, maturing
	January 24, 2009			2,631,453
	Venetian Casino Resorts, LLC	B1	BB-
12,435,897	Term Loan, 4.810%, maturing June 15, 2011			12,529,166
				55,902,311
Grocery: 0.3%
	Giant Eagle, Inc.	Ba2	BB+
1,028,463	Term Loan, 5.220%, maturing
	August 06, 2009			1,039,390
1,884,074	Term Loan, 5.100%-5.220%, maturing
	August 06, 2009			1,904,093
				2,943,483
Healthcare, Education and Childcare: 12.8%
	Accellent Corporation	B2	B+
1,736,875	Term Loan, 5.340%, maturing
	June 30, 2010			1,749,902
	Accredo Health, Inc.	Ba2	BB
3,695,212	Term Loan, 4.860%, maturing
	April 30, 2011			3,707,916
	Advanced Medical Optics, Inc.	B1	BB-
3,289,459	Term Loan, 5.091%-5.214%, maturing
	June 25, 2009			3,333,317
	Alliance Imaging, Inc.	B1	B+
2,844,929	Term Loan, 5.313%-5.563%, maturing
	December 29, 2011			2,858,266
	AMR HoldCo, Inc./EmCare HoldCo, Inc.	B2	B+
5,000,000	Term Loan, 5.500%-5.910%, maturing
	February 15, 2012			5,060,940
	Block Vision Holdings Corporation	NR	NR
26,956	Revolver, 7.130%, maturing
	December 31, 2005			26,956
13,365	Term Loan, 13.000%, maturing July 30, 2007			—
	Community Health Systems, Inc.	Ba3	BB-
24,435,502	Term Loan, 4.850%-5.070%, maturing
	August 19, 2011			24,690,047
	Concentra Operating Corporation	B1	B+
1,373,015	Term Loan, 5.590%-6.020%, maturing
	June 30, 2010			1,387,318
	Cooper Companies	Ba3	BB
2,000,000	Term Loan, 5.000%, maturing
	January 06, 2012			2,023,750
	CRC Health Corporation	B2	B+
1,500,000	Term Loan, 7.750%, maturing May 05, 2011			1,505,625
	Encore Medical IHC, Inc.	B1	B
1,975,000	Term Loan, 6.090%-6.430%, maturing
	October 04, 2010			1,995,984

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Healthcare, Education and Childcare: (continued)
	Eye Care Centers of America, Inc.	B2	B
$ 2,500,000	Term Loan, 6.090%-6.370%, maturing
	February 16, 2012			$2,526,563
	Fisher Scientific International, Inc.	Ba2	BBB
2,481,250	Term Loan, 4.593%, maturing
	August 02, 2011			2,499,343
	Healthcare Partners, LLC	B1	BB
3,000,000	Term Loan, 5.300%-6.750%, maturing
	February 04, 2011			3,024,375
	Healthsouth Corporation	NR	NR
3,937,500	Term Loan, 5.590%, maturing
	March 21, 2010			3,944,883
1,062,500	Term Loan, 5.370%, maturing
	March 21, 2010			1,064,492
	Iasis Healthcare Corporation	B1	B+
8,932,500	Term Loan, 5.340%-5.370%, maturing
	June 30, 2011			9,038,573
	Insight Health Services Corporation	B1	B
357,373	Term Loan, 7.093%, maturing
	October 17, 2008			357,820
82,471	Term Loan, 7.093%, maturing
	October 17, 2008			82,574
41,235	Term Loan, 7.093%, maturing
	October 17, 2008			41,287
1,109,479	Term Loan, 6.843%, maturing
	October 17, 2008			1,110,866
	Kinetic Concepts, Inc.	Ba3	BB
4,861,858	Term Loan, 4.850%, maturing
	August 11, 2010			4,893,766
	Leiner Health Products Group, Inc.	B1	B
4,466,250	Term Loan, 6.100%-6.380%, maturing
	May 27, 2011			4,549,992
	Lifepoint Hospitals	Ba3	BB
9,900,000	Term Loan, 4.715%, maturing
	April 15, 2012			9,920,107
	Magellan Health Services, Inc.	B1	B+
1,322,917	Term Loan, 5.260%, maturing
	August 15, 2008			1,341,107
	Pacificare Health Systems, Inc.	Ba2	BBB-
9,623,317	Term Loan, 4.250%-4.938%, maturing
	December 13, 2010			9,666,622
	Rural/Metro Operating Company, LLC	B2	B
411,765	Term Loan, 5.439%, maturing
	March 04, 2011			414,339
1,505,881	Term Loan, 5.430%, maturing
	March 04, 2011			1,515,293
	Select Medical Corporation	B1	BB-
2,500,000	Term Loan, 4.840%-5.040%, maturing
	February 24, 2012			2,496,875
	SFBC International, Inc.	B2	B+
611,979	Term Loan, 6.100%, maturing
	December 31, 2010			618,099

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Healthcare, Education and Childcare: (continued)
	Skilled Healthcare Group, Inc.	B1	B
$ 5,050,874	Term Loan, 5.910%, maturing July 31, 2010			$5,080,335
345,005	Term Loan, 5.910%, maturing July 31, 2010			347,017
	Sterigenics International, Inc.	B2	B+
3,466,250	Term Loan, 6.010%, maturing June 14, 2011			3,509,578
	Sybron Dental Management, Inc.	Ba2	BB+
572,038	Term Loan, 4.840%-4.940%, maturing
	June 06, 2009			574,541
	Triad Hospitals, Inc.	Ba3	BB
1,469,951	Term Loan, 5.360%, maturing
	September 30, 2008			1,485,175
	Vanguard Health Systems, Inc.	B2	B
13,039,487	Term Loan, 6.340%, maturing
	September 23, 2011			13,218,780
	VWR International, Inc.	B2	B+
5,034,334	Term Loan, 5.650%, maturing April 07, 2011			5,068,945
				136,731,368
Home and Office Furnishings: 3.5%
	Buhrmann U.S., Inc.	Ba3	BB-
3,955,113	Term Loan, 5.223%-5.460%, maturing
	December 31, 2010			4,005,789
	Global Imaging Systems, Inc.	Ba3	BB-
2,483,737	Term Loan, 4.590%-4.750%, maturing
	May 10, 2010			2,491,499
	Holmes Group, Inc.	B1	B
3,967,513	Term Loan, 5.840%, maturing
	November 8, 2011			4,002,228
	Identity Group, Inc.	NR	NR
3,574,094	Term Loan, 7.250%, maturing
	April 30, 2006			3,109,462
	Juno Lighting, Inc.	B1	B+
3,891,136	Term Loan, 5.610%-7.500%, maturing
	November 21, 2010			3,939,776
	Maax Corporation	B2	B
2,720,000	Term Loan, 5.700%-5.979%, maturing
	June 04, 2011			2,733,600
	National Bedding Company	Ba3	BB-
498,750	Term Loan, 4.880%-5.380%, maturing
	December 31, 2010			504,829
	Sealy Mattress Company	B1	B+
8,048,673	Term Loan, 4.829%-6.500%, maturing
	April 06, 2012			8,080,529
	Simmons Company	B2	B+
8,246,994	Term Loan, 5.438%-7.500%, maturing
	December 19, 2011			8,283,074
				37,150,786
Insurance: 2.1%
	CCC Information Services, Inc.	B1	B+
3,864,081	Term Loan, 5.841%, maturing
	August 20, 2010			3,912,381

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Insurance: (continued)
		Conseco, Inc.	B2	BB-
$ 14,383,510		Term Loan, 6.601%, maturing June 22, 2010			$14,513,867
		Mitchell International, Inc.	B1	B+
1,354,514		Term Loan, 5.840%, maturing
		August 15, 2011			1,375,679
		Vertafore, Inc.	B2	B
2,407,212		Term Loan, 5.840%-6.260%, maturing
		December 22, 2010			2,422,257
		Vertafore, Inc.	B3	NR
500,000		Term Loan, 9.510%, maturing
		December 22, 2011			502,500
					22,726,684
Leisure, Amusement, Entertainment: 10.5%
		24 Hour Fitness Worldwide, Inc.	B1	B
7,807,770		Term Loan, 6.250%, maturing July 01, 2009			7,832,169
		AMF Bowling Worldwide, Inc.	B1	B
1,458,566		Term Loan, 6.090%-6.294%, maturing
		August 27, 2009			1,468,139
		Cinemark USA, Inc.	Ba3	BB-
1,485,000		Term Loan, 4.840%-5.180%, maturing
		March 31, 2011			1,506,347
		Hollywood Theaters, Inc.	B2	B
2,729,375		Term Loan, 6.350%, maturing July 31, 2009			2,763,492
		Kerasotes Theatres, Inc.	B1	B
5,985,000		Term Loan, 5.373%, maturing
		October 31, 2011			6,063,553
		Lodgenet Entertainment Corporation	Ba3	B+
3,691,637		Term Loan, 5.843%, maturing
		August 29, 2008			3,740,666
		Loews Cineplex Entertainment Corporation	B1	B
7,386,011		Term Loan, 5.373%-5.460%, maturing
		July 31, 2011			7,489,297
		Metro-Goldwyn-Mayer Studios, Inc.	Ba3	B+
1,000,000	(5)	Term Loan, maturing April 08, 2011			998,203
32,500,000		Term Loan, 5.380%, maturing April 08, 2012			32,571,110
		Pure Fishing, Inc.	B1	B+
2,970,000		Term Loan, 5.850%-6.130%, maturing
		September 30, 2010			3,003,413
		Regal Cinemas, Inc.	Ba3	BB-
13,438,947		Term Loan, 4.843%, maturing
		November 10, 2010			13,520,535
		Riddell Bell Holding, Inc.	B1	BB-
1,492,500		Term Loan, 5.610%-7.500%, maturing
		September 28, 2011			1,503,694
		Six Flags Theme Parks, Inc.	B1	B-
2,100,000		Revolver, 5.840%, maturing June 30, 2008			2,065,875
5,915,171		Term Loan, 5.590%-5.720%, maturing
		June 30, 2009			5,955,838
		Universal City Development Partners, L.P.	Ba3	BB-
4,987,500		Term Loan, 5.100%-5.270%, maturing
		June 09, 2011			5,028,023

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Leisure, Amusement, Entertainment: (continued)
	WMG Acquisition Corporation	B1	B+
$16,452,176	Term Loan, 5.150%-5.520%, maturing
	February 28, 2011			$16,489,884
				112,000,238
Lodging: 1.0%
	CNL Hotel Del Senior Mezz Partners, L.P.	NR	NR
7,500,000	Term Loan, 5.210%, maturing
	February 09, 2008			7,518,750
	Wyndham International, Inc.	B3	B
258,621	Term Loan, 6.340%, maturing May 10, 2011			259,914
2,741,379	Term Loan, 6.375%, maturing May 10, 2011			2,757,484
				10,536,148
Machinery: 3.7%
	Alliance Laundry Holdings, LLC	B1	B
3,465,000	Term Loan, 5.340%, maturing
	January 27, 2012			3,489,543
	Blount, Inc.	B2	B+
4,371,910	Term Loan, 5.840%-5.870%, maturing
	August 09, 2010			4,415,629
	Enersys, Inc.	Ba3	BB
4,244,548	Term Loan, 5.090%-5.300%, maturing
	March 17, 2011			4,304,239
	Maxim Crane Works, L.P.	B2	BB-
2,236,111	Term Loan, 5.813%, maturing
	January 25, 2010			2,273,845
	Maxim Crane Works, L.P.	B3	B+
1,500,000	Term Loan, 8.563%, maturing
	January 30, 2012			1,534,688
	National Waterworks, Inc.	B1	B+
2,525,510	Term Loan, 5.600%, maturing
	November 22, 2009			2,553,921
	Rexnord Corporation	B1	B+
7,701,389	Term Loan, 5.340%-7.000%, maturing
	December 31, 2011			7,732,680
	Terex Corporation	B1	BB-
862,907	Term Loan, 5.222%, maturing July 03, 2009			873,333
1,198,262	Term Loan, 5.390%, maturing
	December 31, 2009			1,213,740
	United Rentals (North America), Inc.	Ba3	BB
10,230,000	Term Loan, 5.350%, maturing
	February 14, 2011			10,375,460
	Vutek, Inc.	B1	B+
1,000,000	Term Loan, 8.500%, maturing June 25, 2010			1,002,500
				39,769,578
Mining, Steel, Iron and Nonprecious Metals: 1.9%
	Carmeuse Lime, Inc.	NR	NR
2,000,000	Term Loan, 6.750%, maturing April 30, 2011			2,010,000
	Foundation Coal Corporation	Ba3	BB-
3,071,809	Term Loan, 4.780%-5.380%, maturing
	July 30, 2011			3,120,444

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Mining, Steel, Iron and Nonprecious Metals: (continued)
		International Coal Group, LLC	B2	B-
$ 1,492,500		Term Loan, 5.880%, maturing
		October 01, 2010			$1,513,022
		Novelis, Inc.	Ba2	BB-
3,414,941		Term Loan, 4.960%, maturing
		January 06, 2012			3,446,480
5,931,213		Term Loan, 4.960%, maturing
		January 06, 2012			5,985,994
		Trout Coal Holdings, LLC	B3	B
4,500,000		Term Loan, 5.590%-6.000%, maturing
		March 18, 2010			4,492,265
					20,568,205
North American Cable: 17.1%
	(2)	Adelphia Communications Corporation	NR	BBB
11,000,000		Debtor in Possession Term Loan, 5.375%,
		maturing March 31, 2006			11,056,716
		Atlantic Broadband Finance, LLC	B2	B
2,000,000		Term Loan, 5.700%, maturing
		August 04, 2012			2,013,750
		Bragg Communications, Inc.	B1	NR
2,481,250		Term Loan, 5.820%, maturing
		August 31, 2011			2,504,512
		Bresnan Communications, LLC	B1	BB-
5,000,000		Term Loan, 6.450%-6.650%, maturing
		December 31, 2007			5,062,500
		Cebridge Connections, Inc.	NR	NR
1,485,000		Term Loan, 5.874%-6.400%, maturing
		February 23, 2009			1,489,641
2,460,038		Term Loan, 9.093%-9.520%, maturing
		February 23, 2010			2,463,113
	(2)	Century Cable Holdings, LLC	Caa1	NR
1,230,000		Revolver, 7.000%, maturing March 31, 2009			1,198,866
19,357,940		Term Loan, 8.000%, maturing June 30, 2009			19,115,966
5,500,000		Term Loan, 8.000%, maturing
		December 31, 2009			5,440,875
		Charter Communications Operating, LLC	B2	B
7,000,000		Term Loan, 6.190%, maturing April 27, 2010			6,918,625
48,627,513		Term Loan, 6.370%-6.440%, maturing
		April 27, 2011			48,378,831
	(2)	Hilton Head Communications, L.P.	Caa1	NR
7,000,000		Revolver, 6.000%, maturing
		September 30, 2007			6,825,000
8,500,000		Term Loan, 7.250%, maturing
		March 31, 2008			8,345,938
		Insight Midwest Holdings, LLC	Ba3	BB
1,975,000		Term Loan, 5.875%, maturing
		December 31, 2009			1,998,578
16,293,750		Term Loan, 5.875%, maturing
		December 31, 2009			16,488,265

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
North American Cable: (continued)
		Mediacom Communications Corporation	Ba3	BB-
$11,000,000		Term Loan, 5.090%, maturing
		February 01, 2014			$11,029,029
	(2)	Olympus Cable Holdings, LLC	B2	NR
7,500,000		Term Loan, 7.250%, maturing June 30, 2010			7,350,000
21,000,000		Term Loan, 8.000%, maturing
		September 30, 2010			20,601,882
		Persona Communication, Inc.	B2	B+
3,482,500		Term Loan, 6.093%, maturing
		August 01, 2011			3,509,709
		Puerto Rico Cable Acquisition Company	NR	NR
1,000,000		Term Loan, 6.625%, maturing
		November 30, 2010			1,008,750
					182,800,546
Oil and Gas: 7.7%
		El Paso Corporation	B3	B-
14,889,960		Term Loan, 5.875%, maturing
		November 23, 2009			14,980,952
		Getty Petroleum Marketing, Inc.	B1	BB-
5,682,567		Term Loan, 6.350%, maturing May 19, 2010			5,796,218
		Kerr-McGee Corporation	Ba3	BB+
21,000,000		Term Loan, 5.790%, maturing May 24, 2011			21,280,539
		LB Pacific, L.P.	B1	B-
4,000,000		Term Loan, 5.843%-6.130%, maturing
		February 15, 2012			4,040,000
		Lyondell-Citgo Refining, L.P.	Ba3	BB
1,985,000		Term Loan, 5.090%-5.510%, maturing
		May 21, 2007			2,016,016
		Magellan Midstream Holdings, L.P.	Ba2	BB
2,004,612		Term Loan, 5.090%, maturing
		December 10, 2011			2,022,153
		Mainline, L.P.	Ba3	BB-
7,472,917		Term Loan, 5.425%, maturing
		December 17, 2011			7,566,328
		Plains Resources, Inc.	B1	BB
3,593,371		Term Loan, 5.101%, maturing
		December 09, 2010			3,641,659
		Regency Gas Services, LLC	B1	B+
1,496,250		Term Loan, 5.530%-5.850%, maturing
		May 30, 2010			1,507,472
		Regency Gas Services, LLC	B3	B-
500,000		Term Loan, 8.780%, maturing
		November 30, 2010			502,500
		SemCrude, L.P.	Ba3	NR
9,576,923	(5)	Term Loan, maturing March 16, 2011			9,654,736
5,230,769	(5)	Term Loan, maturing March 16, 2011			5,273,269
		Williams Production RMT Company	B2	BB
3,941,369		Term Loan, 5.590%, maturing May 30, 2008			3,985,709
					82,267,551

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Other Broadcasting and Entertainment: 4.0%
		Alliance Atlantis Communications, Inc.	Ba2	BB
$ 2,324,396		Term Loan, 4.840%, maturing
		December 20, 2011			$2,337,471
		DirecTV Holdings, LLC	Ba1	BB
15,000,000		Term Loan, 4.590%, maturing
		April 13, 2013			15,042,195
		Echostar DBS Corporation	Ba3	BB-
9,000,000		Floating Rate Note, 6.350%, maturing
		October 01, 2008			9,225,000
		Liberty Media Corporation	Baa3	BB+
4,500,000		Floating Rate Note, 4.510%, maturing
		September 17, 2006			4,522,004
		Rainbow National Services, LLC	B1	BB+
11,000,000		Term Loan, 5.880%-6.130%, maturing
		March 31, 2012			11,108,625
		Yankees Holdings, L.P.	NR	NR
314,286		Term Loan, 5.410%-5.710%, maturing
		June 25, 2007			317,428
					42,552,723
Other Telecommunications: 4.5%
		Consolidated Communications, Inc.	B1	B+
2,213,115		Term Loan, 5.351%, maturing
		March 31, 2010			2,218,648
2,458,378		Term Loan, 5.601%-5.770%, maturing
		October 14, 2011			2,475,279
		D&E Communications, Inc.	Ba3	BB-
2,962,184		Term Loan, 4.940%-7.000%, maturing
		December 31, 2011			2,973,292
		Fairpoint Communications, Inc.	B1	BB-
3,500,000		Term Loan, 5.125%-5.438%, maturing
		February 08, 2012			3,524,938
		GCI Holdings, Inc.	Ba2	BB+
2,087,144		Term Loan, 5.351%, maturing
		October 31, 2007			2,104,756
		Hawaiian Telcom Communications, Inc.	B1	B+
3,500,000		Term Loan, 7.250%, maturing
		October 31, 2012			3,537,188
		Intera Group, Inc.	NR	NR
2,473,623	(3)	Term Loan, maturing December 31, 2005			742,087
1,083,735	(3)	Term Loan, maturing December 31, 2005			—
2,135,651	(3)	Term Loan, maturing December 31, 2005			—
		Iowa Telecommunications Services, Inc.	Ba3	BB-
4,250,000		Term Loan, 4.970%-5.100%, maturing
		November 30, 2011			4,290,728
		Metrocall Holdings, Inc.	Ba3	NR
380,357		Term Loan, 5.590%, maturing
		November 16, 2006			383,210
		Qwest Communications International, Inc.	B3	B
9,000,000		Floating Rate Note, 7.031%, maturing
		February 15, 2009			8,887,500

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Other Telecommunications: (continued)
		Qwest Corporation	B2	BB-
$ 2,000,000		Term Loan, 7.390%, maturing June 30, 2007			$2,058,906
		Time Warner Telecom Holdings, Inc.	B1	B
3,000,000		Floating Rate Note, 7.268%, maturing
		February 15, 2011			3,045,000
		Valor Telecommunications, LLC	Ba3	BB-
8,800,000		Term Loan, 5.100%-5.101%, maturing
		February 14, 2012			8,864,170
		Wiltel Communications Group, LLC	B2	B-
1,740,789		Term Loan, 6.601%, maturing
		October 01, 2009			1,710,326
		Wiltel Communications Group, LLC	Caa1	CCC+
750,000		Term Loan, 8.374%, maturing
		January 01, 2010			711,563
					47,527,591
Personal and Nondurable Consumer Products: 5.6%
		Amscan Holdings, Inc.	B1	B+
2,977,500		Term Loan, 5.620%-5.890%, maturing
		April 30, 2012			2,988,666
		Church & Dwight Company, Inc.	Ba2	BB
4,776,909		Term Loan, 4.840%, maturing May 30, 2011			4,832,642
		Fender Musical Instruments Corporation	B1	B+
2,500,000		Term Loan, 5.460%, maturing
		March 30, 2012			2,537,500
		Fender Musical Instruments Corporation	B3	B-
2,500,000		Term Loan, 7.710%, maturing
		September 30, 2012			2,500,000
		Hillman Group, Inc.	B2	B
2,970,000		Term Loan, 6.438%-6.688%, maturing
		March 30, 2011			2,996,917
		Hunter Fan Company	B1	B
1,000,000		Term Loan, 5.690%-5.910%, maturing
		March 24, 2012			996,250
		Jarden Corporation	B1	B+
11,257,537		Term Loan, 5.050%-5.093%, maturing
		August 15, 2011			11,326,725
		Norwood Promotional Products
		Holdings, Inc.	NR	NR
7,438,733	(3)	Term Loan, maturing August 16, 2011			2,994,090
		Norwood Promotional Products, Inc.	NR	NR
12,551,232		Term Loan, 9.500%, maturing
		August 16, 2009			12,425,719
		Oreck Corporation	B1	B+
1,995,000		Term Loan, 5.850%, maturing
		January 27, 2012			2,011,209
		Prestige Brands Holdings, Inc.	B1	B+
1,970,075		Term Loan, 5.380%-7.250%, maturing
		April 06, 2011			1,993,060
		Reddy Ice Group, Inc.	B1	B+
1,000,000	(5)	Term Loan, maturing March 31, 2012			1,006,875

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Personal and Nondurable Consumer Products: (continued)
	Spectrum Brands, Inc.	B1	B+
$ 11,100,000	Term Loan, 5.090%-5.270%, maturing
	February 06, 2012			$11,185,559
				59,795,212
Personal, Food and Miscellaneous: 3.5%
	AFC Enterprises, Inc.	B1	B+
2,500,000	Term Loan, 5.375%, maturing May 11, 2011			2,512,500
	Alderwoods Group, Inc.	B1	BB-
2,026,326	Term Loan, 5.080%-5.480%, maturing
	September 29, 2009			2,050,389
	Burt’s Bees, Inc.	B2	B
1,250,000	Term Loan, 5.525%-6.134%, maturing
	March 24, 2011			1,263,280
	Carrols Corporation	B1	CCC+
3,493,750	Term Loan, 5.625%, maturing
	December 31, 2010			3,506,852
	Central Garden & Pet Company	Ba2	BB+
997,478	Term Loan, 4.840%-4.851%, maturing
	May 15, 2009			1,006,206
	Coinmach Corporation	B2	B
4,850,000	Term Loan, 6.125%, maturing July 25, 2009			4,916,688
	Coinstar, Inc.	Ba3	BB-
2,695,297	Term Loan, 5.130%, maturing July 07, 2011			2,735,726
	Culligan International Company	B1	B+
2,500,000	Term Loan, 5.590%, maturing
	September 30, 2011			2,522,395
	Del Laboratories, Inc.	B1	B
2,992,500	Term Loan, 5.210%-5.670%, maturing
	July 27, 2011			2,986,889
	Domino’s, Inc.	Ba3	B+
5,609,566	Term Loan, 4.875%, maturing June 25, 2010			5,686,697
	Jack In The Box, Inc.	Ba2	BB
3,443,744	Term Loan, 4.640%-5.170%, maturing
	January 09, 2011			3,473,877
	MD Beauty, Inc.	B2	B
2,000,000	Term Loan, 6.280%-6.370%, maturing
	February 18, 2012			2,012,500
	N.E.W. Customer Services Companies, Inc.	B1	B+
1,635,659	Term Loan, 6.938%-7.063%, maturing
	August 01, 2009			1,652,016
	Ruths Chris Steak House, Inc.	NR	NR
1,442,857	Term Loan, 6.250%, maturing
	March 11, 2011			1,446,464
				37,772,479
Printing and Publishing: 12.9%
	Adams Outdoor Advertising, L.P.	B1	B+
4,754,404	Term Loan, 5.150%, maturing
	October 18, 2012			4,803,436
	American Achievement Corporation	B1	B+
897,551	Term Loan, 5.581%-7.500%, maturing
	March 25, 2011			905,405

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Printing and Publishing: (continued)
	American Media Operations, Inc.	Ba3	B+
$ 946,564	Term Loan, 5.875%, maturing April 01, 2007			$960,171
4,368,534	Term Loan, 5.875%, maturing April 01, 2007			4,431,331
	American Reprographics Company	Ba2	BB
2,013,750	Term Loan, 6.040%-8.000%, maturing
	June 18, 2009			2,028,853
	American Reprographics Company	B1	B
700,000	Term Loan, 9.915%, maturing
	December 18, 2009			736,750
	Ascend Media Holdings, LLC	B3	B
1,750,000	Term Loan, 5.850%-5.960%, maturing
	January 31, 2012			1,752,188
	Canwest Media, Inc.	Ba3	B+
6,380,384	Term Loan, 5.340%, maturing
	August 15, 2009			6,428,237
	Dex Media East, LLC	Ba2	BB
3,550,177	Term Loan, 4.620%-5.050%, maturing
	May 08, 2009			3,581,794
5,931,541	Term Loan, 4.620%-5.050%, maturing
	November 08, 2008			5,971,259
	Dex Media West, LLC	Ba2	BB
3,393,763	Term Loan, maturing 4.870%-5.300%,
	September 09, 2009			3,413,155
17,287,943	Term Loan, maturing 4.620%-5.050%,
	March 09, 2010			17,440,405
	Enterprise Newsmedia, LLC	B2	B
3,000,000	Term Loan, 6.100%, maturing June 30, 2012			3,030,000
	Freedom Communications, Inc.	Ba2	BB
4,383,302	Term Loan, 4.570%, maturing May 01, 2013			4,391,520
	IWCO Direct, Inc.	B1	B
1,500,000	Term Loan, 6.360%, maturing
	January 31, 2011			1,518,750
	Journal Register Company	Ba2	BB
5,368,811	Term Loan, 4.600%-4.690%, maturing
	August 12, 2012			5,399,849
	Lamar Media Corporation	Ba2	BB-
12,339,444	Term Loan, 4.938%-5.063%, maturing
	June 30, 2010			12,491,763
	Liberty Group Publishing	B1	B+
2,000,000	Term Loan, 5.375%-6.750%, maturing
	February 28, 2012			2,010,000
	MC Communications, LLC	B2	B
3,453,333	Term Loan, 7.580%-7.710%, maturing
	December 31, 2010			3,505,133
	Merrill Communications, LLC	B1	B
2,138,763	Term Loan, 5.611%, maturing July 30, 2009			2,157,477
836,724	Term Loan, 5.611%, maturing July 30, 2009			844,045
	Newspaper Holdings, Inc.	NR	NR
2,500,000	Term Loan, 5.125%-5.188%, maturing
	August 24, 2011			2,503,908

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Printing and Publishing: (continued)
	Primedia, Inc.	B2	B
$ 496,378	Revolver, 5.250%, maturing June 30, 2008			$484,175
6,132,362	Term Loan, 5.875%, maturing June 30, 2009			6,140,027
1,492,500	Term Loan, 7.500%, maturing
	December 31, 2009			1,504,627
	R.H. Donnelley, Inc.	Ba3	BB
948,178	Term Loan, 4.780%-4.960%, maturing
	December 31, 2009			955,798
11,769,461	Term Loan, 4.700%-4.880%, maturing
	June 30, 2011			11,865,759
	Source Media, Inc.	B1	B
3,639,706	Term Loan, 5.343%, maturing
	November 08, 2011			3,687,477
	Transwestern Publishing Company	B1	B+
5,601,375	Term Loan, 5.313%-7.000%, maturing
	February 25, 2011			5,618,005
	Transwestern Publishing Company	B3	B1
3,960,008	Term Loan, 6.800%-7.601%, maturing
	February 25, 2012			4,006,416
	Visant Holding Corporation	B1	B+
10,961,000	Term Loan, 5.190%, maturing
	October 04, 2011			11,051,198
	Ziff Davis Media, Inc.	B3	CCC+
1,500,000	Floating Rate Note, 9.150%, maturing
	May 01, 2012			1,440,000
				137,058,911
Radio and TV Broadcasting: 6.5%
	Block Communications, Inc.	NR	NR
2,775,471	Term Loan, 5.350%, maturing
	November 15, 2009			2,801,491
	Cumulus Media, Inc.	Ba3	B+
1,775,000	Term Loan, 4.875%, maturing
	March 28, 2009			1,792,750
3,473,750	Term Loan, 4.875%, maturing
	March 28, 2010			3,495,461
	Emmis Operating Company	Ba2	B+
9,975,000	Term Loan, 4.840%, maturing
	November 10, 2011			10,035,957
	Entravision Communications Corporation	B1	B+
750,000	Term Loan, 4.840%, maturing
	February 24, 2012			755,312
2,500,000	Term Loan, 4.840%, maturing
	February 24, 2012			2,517,708
	Gray Television, Inc.	Ba2	B+
5,985,000	Term Loan, 4.840%, maturing
	June 30, 2011			6,056,072
	Mission Broadcasting, Inc.	Ba3	B+
2,432,394	Term Loan, 4.870%, maturing
	August 14, 2012			2,447,091

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Radio and TV Broadcasting: (continued)
	NEP Supershooters, L.P.	B1	B
$ 2,985,000	Term Loan, 7.120%-7.210%, maturing
	February 03, 2011			$3,024,178
1,995,000	Term Loan, 6.690%, maturing
	February 03, 2011			2,021,184
	Nexstar Broadcasting, Inc.	Ba3	B+
2,567,606	Term Loan, 4.870%, maturing
	August 14, 2012			2,583,119
	Paxson Communications Corporation	B1	B-
13,000,000	Floating Rate Note, 5.891%, maturing
	January 15, 2010			13,000,000
	Raycom Media, Inc.	NR	NR
4,750,000	Term Loan, 5.125%, maturing
	March 31, 2012			4,767,813
	Spanish Broadcasting Systems, Inc.	B1	B+
1,975,000	Term Loan, 6.360%, maturing
	October 30, 2009			1,977,469
	Susquehanna Media Company	Ba2	BB-
7,000,000	Term Loan, 5.110%-5.250%, maturing
	March 31, 2012			7,076,566
	Young Broadcasting, Inc.	B1	B
5,000,000	Term Loan, 5.438%-5.688%, maturing
	November 03, 2012			5,032,290
				69,384,461
Retail Stores: 7.7%
	Advance Stores Company, Inc.	Ba2	BB+
2,555,297	Term Loan, 4.875%-5.000%, maturing
	September 30, 2010			2,576,058
4,323,169	Term Loan, 4.750%-5.125%, maturing
	September 30, 2010			4,358,295
	Alimentation Couche-Tard, Inc.	Ba2	BB
1,209,184	Term Loan, 4.875%, maturing
	December 17, 2010			1,217,875
	Baker & Taylor, Inc.	B1	B
1,057,500	Revolver, 5.331%-5.410%, maturing
	May 06, 2009			1,046,925
1,000,000	Term Loan, 10.160%, maturing May 06, 2011			1,012,500
	Blockbuster Entertainment Corporation	B1	BB-
10,000,000	Term Loan, 5.500%-6.240%, maturing
	August 19, 2011			9,930,360
	CSK Automotive, Inc.	Ba3	B+
2,479,975	Term Loan, 4.850%, maturing June 19, 2009			2,505,809
	Dollarama Group, L.P.	B1	B+
3,491,250	Term Loan, 5.440%, maturing
	November 18, 2011			3,513,070
	Harbor Freight Tools, Inc.	B1	B+
8,465,000	Term Loan, 5.590%-5.770%, maturing
	July 31, 2010			8,496,744
	Jean Coutu Group, Inc.	B1	BB
9,925,000	Term Loan, 5.500%, maturing July 30, 2011			10,016,270

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Retail Stores: (continued)
		Mapco Express, Inc.	B2	B+
$ 2,500,000		Term Loan, 7.750%, maturing May 28, 2011			$2,525,000
		Movie Gallery, Inc.	B1	B+
7,500,000		Term Loan, 6.140%, maturing April 27, 2011			7,579,688
		Nebraska Book Company, Inc.	B2	B
2,475,000		Term Loan, 5.600%-5.880%, maturing
		March 04, 2011			2,504,391
		Oriental Trading Company, Inc.	B1	B+
3,246,352		Term Loan, 5.625%, maturing
		August 06, 2010			3,256,496
		Oriental Trading Company, Inc.	B3	B-
2,250,000		Term Loan, 7.875%, maturing
		January 08, 2011			2,244,375
		Pantry, Inc.	B1	B+
8,060,870		Term Loan, 5.360%, maturing
		March 12, 2011			8,133,925
		Rite Aid Corporation	NR	NR
1,985,000		Term Loan, 4.840%-4.850%, maturing
		August 31, 2009			1,997,406
		Travelcenters of America, Inc.	Ba3	BB
9,000,000		Term Loan, 4.380%-4.900%, maturing
		November 18, 2011			9,106,875
					82,022,062
Satellite: 1.1%
		Panamsat Corporation	Ba3	BB+
11,909,639		Term Loan, 5.310%, maturing
		August 20, 2011			12,060,224
					12,060,224
Telecommunications Equipment: 1.9%
		AAT Communications Corporation	B1	B-
3,990,000		Term Loan, 5.770%-5.800%, maturing
		January 16, 2012			4,027,406
		SBA Senior Finance, Inc.	B1	CCC+
5,200,650		Term Loan, 5.520%-6.130%, maturing
		October 31, 2008			5,246,156
		Spectrasite Communications, Inc.	Ba3	BB-
7,975,000		Term Loan, 4.520%, maturing
		May 19, 2012			7,984,969
		Syniverse Holding, LLC	Ba3	BB-
3,491,250		Term Loan, 5.040%-5.190%, maturing
		February 15, 2012			3,473,794
					20,732,325
Textiles and Leather: 1.0%
	(2)	Galey & Lord, Inc.	NR	NR
2,635,958	(3)	Term Loan, maturing September 05, 2009			557,945
		Malden Mills Industries, Inc.	NR	NR
2,573,615	(3)	Term Loan, maturing October 01, 2008			514,723
634,681	(3)	Term Loan, maturing October 01, 2008
		Polymer Group, Inc.	B2	B+
2,807,500		Term Loan, 5.780%, maturing
		April 27, 2010			2,844,932

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Textiles and Leather: (continued)
	Propex Fabrics, Inc.	B3	B+
$ 1,481,250	Term Loan, 5.520%, maturing
	November 30, 2011			$1,484,953
	Springs Industries, Inc.	Ba3	BB+
2,992,500	Term Loan, 5.875%, maturing
	December 24, 2010			2,999,981
	St. John Knits International, Inc.	B1	B+
1,000,000	Term Loan, 5.563%-5.625%, maturing
	March 18, 2012			1,011,875
	William Carter Company	Ba3	BB+
843,413	Term Loan, 5.025%-5.343%, maturing
	September 30, 2008			856,065
				10,270,474
Utilities: 7.6%
	Allegheny Energy Supply Company	Ba3	BB
13,187,010	Term Loan, 5.590%-5.880%, maturing
	March 08, 2011			13,332,621
	Calpine Corporation	B3	B-
2,927,689	Term Loan, 8.891%, maturing July 16, 2007			2,233,826
	Cogentrix Delaware Holdings, Inc.	Ba2	BB+
7,000,000	Term Loan, 4.880%, maturing
	April 14, 2012			7,034,125
	Coleto Creek WLE, L.P.	Ba2	BB
942,138	Term Loan, 7.250%, maturing
	June 30, 2011			950,382
	Coleto Creek WLE, L.P.	Ba3	BB-
1,000,000	Term Loan, 8.50%, maturing June 30, 2012			1,013,750
	Dynegy Holdings, Inc.	B2	BB-
2,977,500	Term Loan, 7.090%, maturing
	May 27, 2010			2,992,760
	KGen, LLC	B2	B
5,000,000	Term Loan, 5.635%, maturing
	August 01, 2011			4,900,000
	Northwestern Corporation	Ba1	BB
747,500	Term Loan, 4.840%, maturing
	November 01, 2011			758,401
	NRG Energy, Inc.	Ba3	BB
2,734,375	Term Loan, 4.868%, maturing
	December 24, 2011			2,756,592
3,506,836	Term Loan, 4.968%-5.255%, maturing
	December 24, 2011			3,535,329
	Pike Electric, Inc.	B1	BB-
3,900,000	Term Loan, 5.375%, maturing July 01, 2012			3,959,721
2,343,333	Term Loan, 5.375%, maturing
	December 10, 2012			2,378,483
	Reliant Energy Resources Corporation	B1	B+
13,965,000	Term Loan, 5.465%-6.089%, maturing
	April 30, 2010			14,016,126
	Riverside Energy Center, LLC	Ba3	BB-
276,115	Term Loan, 3.090%, maturing
	June 24, 2010			283,018

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Utilities: (continued)
$ 3,537,749	Term Loan, 7.440%, maturing
	June 24, 2011			$3,626,193
2,513,231	Term Loan, 7.440%, maturing
	June 24, 2011			2,576,062
	Texas Genco, LLC	Ba2	BB
4,384,615	Term Loan, 5.060%, maturing
	December 14, 2011			4,424,353
10,588,846	Term Loan, 5.010%-5.093%, maturing
	December 14, 2011			10,684,813
				81,456,555
	Total Senior Loans
	(Cost $2,031,100,722)			2,032,719,457

Other Corporate Debt: 0.5%

Finance: 0.5%
	Value Asset Management, Inc.	B3	B
5,954,306	Senior Subordinated Bridge Note, 14.250%,
	maturing August 31, 2005			5,857,548
				5,857,548

Home and Office Furnishings: 0.0%
	MP Holdings, Inc.	NR	NR
45,229	Subordinated Note, 10.000%, maturing
	March 14, 2007			42,967
				42,967
	Total Other Corporate Debt
	(Cost $5,954,306)			5,900,515

Equities and Other Assets: 2.4%

	Description	Value
(@)	Acterna, LLC (85,722 Common Shares)	3,885,778
(@), (R)	Acterna, Inc. — Contingent Right	—
(1), (@), (R)	Allied Digital Technologies Corporation (Residual
	Interest in Bankruptcy Estate)	186,961
(@), (R)	AM Cosmetics Corporation (Liquidation Interest)	50
(@), (R)	Block Vision Holdings Corporation (571 Common Shares)	—
(2), (@), (R)	Boston Chicken, Inc. (Residual Interest in Boston
	Chicken Plan Trust)	6,001,312
(@), (R)	Cedar Chemical (Liquidation Interest)	—
(@), (R)	Covenant Care, Inc. (Warrants for 19,000 Common Shares,
	Expires January 13, 2005)	—
(@), (R)	Covenant Care, Inc. (Warrants for 26,901 Common Shares,
	Expires March 31, 2013)	—
(@), (R)	Decision One Corporation (350,065 Common Shares)	—
(2), (@), (R)	Electro Mechanical Solutions (Residual Interest in
	Bankruptcy Estate)	1,112
(@), (R)	Enginen Realty (857 Common Shares)	—

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

	Description	Value
(@), (R)	Enterprise Profit Solutions (Liquidation Interest)	$—
(@), (R)	EquityCo, LLC (Warrants for 28,782 Common Shares)	—
(4), (@), (R)	Euro United Corporation (Residual Interest in
	Bankruptcy Estate)	2,335,366
(@), (R)	Galey & Lord, Inc. (203,345 Common Shares)	—
(@), (R)	Gate Gourmet Borrower, LLC (Warrants for 101
	Common Shares)	—
(@), (R)	Gemini Leasing, Inc. (143,079 common shares)	—
(2), (@), (R)	Grand Union Company (Residual Interest in
	Bankruptcy Estate)	54,523
(@)	Hayes Lemmerz International, Inc. (73,835 Common Shares)	479,928
(@)	Hayes Lemmerz International, Inc. (246 Preferred Shares)	1,599
(@), (R)	Holmes Group, Inc. (2,303 Common Shares)	2,280
(2), (@), (R)	Humphreys, Inc. (Residual Interest in Bankruptcy Estate)	—
(2), (@), (R)	Imperial Home Décor Group, Inc. (300,141 Common Shares)	1
(2), (@), (R)	Imperial Home Décor Group, Inc. (Liquidation Interest)	—
(2), (@), (R)	Insilco Technologies (Residual Interest in Bankruptcy Estate)	2,619
(@), (R)	Intera Group, Inc. (864 Common Shares)	—
(2), (@), (R)	IT Group, Inc. (Residual Interest in Bankruptcy Estate)	65,677
(2), (@), (R)	Kevco, Inc. (Residual Interest in Bankruptcy Estate)	147,443
(2), (@), (R)	Lincoln Pulp and Eastern Fine (Residual Interest in
	Bankruptcy Estate)	—
(@), (R)	London Clubs International (Warrants for 241,499
	Common Shares, Expires February 27, 2011)	459,925
(@), (R)	Malden Mills Industries, Inc. (436,865 Common Shares)	—
(@), (R)	Malden Mills Industries, Inc. (1,427,661 Preferred Shares)	—
(@)	Maxim Crane Works (56,322 Common Shares)	1,316,241
(@), (R)	Morris Material Handling, Inc. (481,373 Common Shares)	1,675,178
(@), (R)	MP Holdings, Inc. (590 Common Shares)	6
(@), (R)	Murray’s Discount Auto Stores, Inc. (Escrow Interest)	40,136
(@), (R)	Neoplan USA Corporation (17,348 Common Shares)	—
(@), (R)	Neoplan USA Corporation (1,814,180 Series B
	Preferred Shares)	—
(@), (R)	Neoplan USA Corporation (1,084,000 Series C
	Preferred Shares)	—
(@), (R)	Neoplan USA Corporation (3,524,300 Series D
	Preferred Shares)	—
(@), (R)	New Piper Aircraft, Inc. (Residual Interest in
	Litigation Proceeds)	—
(@), (R)	New World Restaurant Group, Inc. (Warrants for 4,489
	Common Shares, Expires June 15, 2006)	61,589
(@), (R)	Norwood Promotional Products, Inc. (72,238
	Common Shares)	—
(@), (R)	Safelite Glass Corporation (810,050 Common Shares)	8,359,716
(@), (R)	Safelite Realty Corporation (54,679 Common Shares)	300,735
(@), (R)	Soho Publishing (17,582 Common Shares)	176
(@), (R)	Targus Group, Inc. (Warrants for 66,824 Common Shares,
	Expires December 6, 2012)	—
(1), (@), (R)	Transtar Metals (Residual Interest in Bankruptcy Estate)	—
(1), (@), (R)	TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)	—

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

	Description		Value
(2), (@), (R)	U.S. Aggregates (Residual Interest in Bankruptcy Estate)		$—
(2), (@), (R)	U.S. Office Products Company (Residual Interest in
	Bankruptcy Estate)		—
	Total for Equity and Other Assets
	(Cost $21,508,590)		25,378,351

	Total Investments
	(Cost $2,058,563,618)(6)	193.6%	$2,063,998,323
	Preferred Shares and Liabilities in
	Excess of Cash and Other Assets — Net	(93.6)	(997,718,057)
	Net Assets	100.0%	$1,066,280,266

(@)	Non-income producing security
(R)	Restricted security
*

Senior loans, while exempt from registration under the Security Act of 1933, as ameded contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

NR	Not Rated
†	Bank Loans rated below Baa3 by Moody’s Investor Services, Inc. or BBB- by Standard & Poor’s Group are considered to be below investment grade.
(1)	The borrower filed for protection under Chapter 7 of the U.S. Federal bankruptcy code.
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code.
(3)	Loan is on non-accrual basis.
(4)	The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.
(5)	Trade pending settlement. Contract rates do not take effect until settlement date.
(6)	For federal income tax purposes, the cost of investment is $2,060,586,102 and net unrealized appreciation consists of the following:

Gross Unrealized Appreciation	$33,559,025
Gross Unrealized Depreciation	(30,128,804)
Net Unrealized Appreciation	$3,430,221

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 ADDITIONAL INFORMATION (Unaudited)

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the “Program,” formerly known as the Dividend Reinvestment and Cash Purchase Plan) which allows holders of the Trust’s common shares a simple way to reinvest dividends and capital gains distributions, if any, in additional common shares of the Trust. The Program also offers holders of the Trust’s common shares the ability to make optional cash investments in any amount from $100 to $100,000 on a monthly basis.

For dividend reinvestment purposes, DST Systems, Inc. will purchase shares of the Trust on the open market when the market price plus estimated commissions is less than the net asset value on the valuation date. The Trust will issue new shares for dividend reinvestment purchases when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by the DST Systems, Inc. when the market price plus estimated commissions is less than the net asset value on the valuation date. New shares will be issued by the Trust for optional cash investments when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date. Such shares will be issued at a discount to market, determined by the Trust, between 0% and 5%.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or the Trust’s Shareholder Services Department at (800) 992-0180.

KEY FINANCIAL DATES — CALENDAR 2005 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE

January 31	February 8	February 23
February 28	March 8	March 22
March 31	April 7	April 22
April 29	May 6	May 23
May 31	June 8	June 22
June 30	July 7	July 22
July 29	August 8	August 22
August 31	September 8	September 22
September 30	October 5	October 24
October 31	November 8	November 22
November 30	December 8	December 22
December 20	December 28	January 11

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

ING Prime Rate Trust

 ADDITIONAL INFORMATION (Unaudited) (continued)

STOCK DATA

The Trust’s common shares are traded on the New York Stock Exchange (Symbol: PPR). Effective March 1, 2002, the Trust’s name changed to ING Prime Rate Trust and its CUSIP number changed to 44977W106. The Trust’s NAV and market price are published daily under the “Closed-End Funds” feature in Barron’s, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

NUMBER OF SHAREHOLDERS

The approximate number of record holders of Common Stock as of May 31, 2005 was 6,662 which does not include approximately 48,475 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Registrant’s website at www.ingfunds.com and (3) on the SEC’s website at www.sec.gov. Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant’s website at www.ingfunds.com and on the SEC website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the Commissions Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 800-992-0180.

CERTIFICATIONS

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Trust submitted the Annual CEO Certification on August 31, 2004 certifying that he was not aware, as of that date, of any violation by the Trust of the NYSE’s Corporate governance listing standards. In addition, as required by Section 203 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust’s principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust’s disclosure controls and procedures and internal controls over financial reporting.

Investment Manager

ING Investments, LLC

7337 E. Doubletree Ranch Road

Scottsdale, Arizona 85258

Sub-Adviser

ING Investment Management Co.

7337 E. Doubletree Ranch Road

Scottsdale, Arizona 85258

Institutional Investors and Analysts

Call ING Prime Rate Trust

1-800-336-3436, Extension 2217

Independent Registered Public

Accounting Firm

KPMG, LLP

355 South Grand Avenue

Los Angeles, California 90071

Written Requests

Please mail all account inquiries and other comments to:

ING Prime Rate Trust Account

c/o ING Fund Services, LLC

7337 E. Doubletree Ranch Road

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 E. Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-992-0180

Distributor

ING Funds Distributor, LLC

7337 E. Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-334-3444

Transfer Agent

DST Systems, Inc.

P.O. Box 219368

Kansas City, Missouri 64141

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800)-992-0180

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the Trust’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the Trust. Information regarding how the Trust’s voting proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust’s website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

PRQR-UPRT1Q	(0505-072905)